Filed electronically with the Securities and Exchange Commission on December 3, 2002

                                                              File No. 2-60330
                                                              File No. 811-2786

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 45
                                       And            --

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 45
                                              --


                            SCUDDER HIGH YIELD SERIES
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                   John Millette, Vice President and Secretary
                   -------------------------------------------
                            Scudder High Yield Series
                            -------------------------
                            222 South Riverside Plaza
                            -------------------------
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/_/      Immediately upon filing pursuant to paragraph (b)

/_/      days after filing pursuant to paragraph (a)(2)

/_/      On ________________ pursuant to paragraph (a) (3)

/X/      On February 1, 2003 pursuant to paragraph (a)(1)

/_/      On ________________ pursuant to paragraph (b)

/_/      On ________________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:

/_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                     SCUDDER
                                                                     INVESTMENTS

Income Funds I

Scudder High Income Fund
Scudder Strategic Income Fund
Scudder U.S. Government Securities Fund

Supplement to Prospectus Dated February 1, 2003

CLASS I SHARES

--------------------------------------------------------------------------------

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Deutsche Investment Management Americas Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The following table shows how the return of each fund's Class I shares, on a before-tax basis, compare with a broad-based market index (which, unlike the funds, has no fees or expenses). The performance of both the funds and the indices may vary over time. All figures in this section assume reinvestment of dividends and distributions. As always, past performance (before and after taxes) is no guarantee of future results. No performance information is presented for Scudder Strategic Income Fund since no Class I shares were issued as of the fund's fiscal year.

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                                                       Inception
                             1 Year      5 Years    Life of Class       of Class
--------------------------------------------------------------------------------
Scudder High Income Fund
(Return before taxes)                                                 12/29/94
--------------------------------------------------------------------------------
Salomon Brothers Long-Term
High-Yield Bond Index*
(Reflects no deduction for
fees, expenses or taxes)                                    **           --
--------------------------------------------------------------------------------

* Salomon Brothers Long-Term High Yield Bond Index, which measures the total return of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer.


** For the period of 12/31/95 through 12/31/02.

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                                                       Inception
                             1 Year      5 Years    Life of Class       of Class
--------------------------------------------------------------------------------
Scudder U.S. Government
Securities Fund                                                           7/3/95
--------------------------------------------------------------------------------
Salomon Brothers
30-Year GNMA Index*
(Reflects no deduction for
fees, expenses or taxes)                                     **          --
--------------------------------------------------------------------------------

* The Salomon Brothers 30-Year GNMA index is unmanaged, on a total return basis with all dividends reinvested, and comprises GNMA 30-year pass-throughs of single-family and graduated-payment mortgages.

** For the period of 6/30/95 through 12/31/02.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of each fund.

Shareholder Fees, paid directly from your investment.

                     Maximum      Maximum     Maximum
                      Sales     Contingent     Sales
                     Charge      Deferred      Charge
                      (Load)       Sales       (Load)
                   Imposed on     Charge     Imposed on
                    Purchases     (Load)     Reinvested
                     (% of        (% of       Dividends/
                     offering   redemption    Distribu-   Redemption  Exchange
                      price)     proceeds)     tions         Fee         Fee
--------------------------------------------------------------------------------
Scudder High
Income Fund            None        None         None         None        None
--------------------------------------------------------------------------------
Scudder Strategic
Income Fund            None        None         None         None        None
--------------------------------------------------------------------------------
Scudder U.S.
Government
Securities Fund        None        None         None         None        None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets.

                                                                   Total Annual
                                        Distribution/                 Fund
                           Management      Service     Other        Operating
                               Fee       (12b-1) Fees  Expenses*    Expenses
--------------------------------------------------------------------------------
Scudder High Income Fund        %            None          %            %
--------------------------------------------------------------------------------
Scudder Strategic
Income Fund                                  None
--------------------------------------------------------------------------------
Scudder U.S. Government
Securities Fund                              None
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.10%. Estimated for Scudder Strategic Income Fund since no Class shares were issued as of the fund's fiscal year end.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Example

Based on the costs on the previous page, this example helps you compare the expenses of each fund to those of other mutual funds. This example assumes the expenses on the previous page remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Scudder High Income Fund            $            $            $             $
--------------------------------------------------------------------------------
Scudder Strategic
Income Fund                         $            $            $             $
--------------------------------------------------------------------------------
Scudder U.S. Government
Securities Fund                     $            $            $             $
--------------------------------------------------------------------------------

Financial Highlights

These tables are designed to help you understand each fund's Class I shares' financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in each fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors whose report, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover of the prospectus). No financial information is presented for Scudder Strategic Income Fund since no Class I shares were issued as of the fund's fiscal year end.

Scudder High Income Fund -- Class I

Scudder U.S. Government Securities Fund -- Class I

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Scudder Money Funds -- Scudder Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates; and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Scudder Money Funds -- Scudder Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund offered through this prospectus.











February 1, 2003

                                                                     SCUDDER
                                                                     INVESTMENTS

                              Taxable Income I
                              Advisor Classes A, B and C

            Prospectus

--------------------------------------------------------------------------------
                              February 1, 2003
--------------------------------------------------------------------------------
                          |
                          |   Scudder Fixed Income Fund
                          |
                          |   Scudder High Income Fund
                          |   (formerly Scudder High-Yield Fund)
                          |
                          |   Scudder Limited Maturity Fund
                          |   (formerly Scudder Short-Term Fixed Income Fund)
                          |
                          |   Scudder Strategic Income Fund
                          |
                          |   Scudder US Government Securities Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------
   How the Funds Work                      How to Invest in the Funds

     4  Scudder Fixed Income Fund           47  Choosing a Share Class

    11  Scudder High Income Fund            52  How to Buy Shares

    18  Scudder Limited Maturity Fund       53  How to Exchange or Sell Shares

    24  Scudder Strategic Income Fund       54  Policies You Should Know
                                                About
    30  Scudder US Government
        Securities Fund                     62  Understanding Distributions
                                                and Taxes
    36  Other Policies and Secondary
        Risks

    38  Who Manages and Oversees
        the Funds

    44  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                            |   Class A     Class B     Class C
                             ticker symbol  |  XXXXX       XXXXX       XXXXX
                               fund number  |   493         693         793

Scudder Fixed Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of income consistent with the preservation of capital. The fund invests for current income, not capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in fixed income securities. Fixed income securities include intermediate-term US treasury, corporate, mortgage-backed and asset-backed, taxable municipal and tax-exempt municipal bonds and liquid Rule 144A securities.

The fund invests primarily in investment grade fixed income securities rated within the top three rating categories. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, preferred stocks and money market instruments. Fixed income securities may be issued by US and foreign corporations or entities; US and foreign banks; the US government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. The fund's investments in foreign issuers are limited to US dollar-denominated securities to avoid currency risk.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may invest up to 20% of its assets in investment grade fixed income securities rated within the fourth highest rating category.

The fund may invest up to 25% of its total assets in US dollar denominated securities of foreign issuers and governments. The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event we determine that securities meeting the fund's investment objective are not otherwise readily available for purchase.

The portfolio managers utilize a core US fixed income strategy that seeks to add incremental returns to the Lehman Brothers Aggregate Bond Index. In managing the fund, the managers generally use a "bottom-up" approach. The managers focus on the securities and sectors they believe are undervalued relative to the market, rather than relying on interest rate forecasts. The managers seek to identify pricing inefficiencies of individual securities in the fixed income market. Normally, the average duration of the portfolio will be kept within 0.25 years of the duration of the Lehman Brothers Aggregate Bond Index.

Company research lies at the heart of the fund's investment process. In selecting individual securities for investment, the managers:

o assign a relative value, based on creditworthiness, cash flow and price, to each bond;

o determine the intrinsic value of each issue by examining credit, structure, option value and liquidity risks. The managers look to exploit any inefficiencies between intrinsic value and market trading price;

o use credit analysis to determine the issuer's ability to fulfill its contracts; and

o subordinate sector weightings to individual bonds that may add above-market value.

Portfolio Maturity. The managers intend to maintain a dollar weighted effective average portfolio maturity of five to ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to prepayment patterns, call dates and put features. In implementing this strategy, the fund may experience a high portfolio turnover rate.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, the issuers may not be able to make timely payments on the interest and principal on the bonds they have issued. Fixed income securities rated in the fourth highest category have speculative characteristics. These securities involve a greater risk of loss than higher quality securities and are more sensitive to changes in the issuer's capacity to pay.

Prepayment Risk. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Thus, prepayment may reduce the fund's income. There is a greater risk that the fund will lose money due to prepayment risk because the fund invests in mortgage-related securities.

Extension Risk. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increase the security's duration and reduce the value of the security. There is a greater risk that the fund will lose money due to extension risk because the fund invests in mortgage-related securities.

Maturity Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for individuals who are seeking to earn current income higher than money market mutual funds.

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Investment grade debt securities similar to those held in the fund have experienced a moderate level of short-term price fluctuation.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

Because Class A, Class B and Class C are new classes with no performance history, the bar chart and table below show actual historical performance of the fund's Institutional Class shares. It is expected that the performance of Class A, Class B and Class C shares will be substantially similar to the performance of the Institutional Class shares, except to the extent that the classes have different fees and expenses, because the shares are invested in the same portfolio of securities. Institutional Class shares are offered under a separate prospectus, which is available upon request.

The bar chart shows how performance for Institutional Class shares has varied from year to year. The bar chart does not reflect sales loads; if it did, total returns would be lower.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Institutional Class only and will vary for Class A, Class B and Class C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Fixed Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

               1993       13.67
               1994       -1.93
               1995       18.17
               1996        4.49
               1997        9.46
               1998        7.91
               1999       -0.55
               2000       12.00
               2001        9.33
               2001        0


2002 Total Return as of September 30: __%
For the periods included in the bar chart:
Best Quarter: _____%, Q__ ____              Worst Quarter: _____%, Q__ ____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                              1 Year           Since Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Returns Before Taxes
--------------------------------------------------------------------------------
  Return After Taxes on Distributions
--------------------------------------------------------------------------------
  Return After Taxes on Distributions
  and Sale of Fund Shares
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)**
--------------------------------------------------------------------------------

Index 1: The Lehman Brothers Aggregate Bond Index represents US domestic taxable investment grade bonds which include securities from the following sectors: US Treasuries, agencies, corporate, mortgage-backed and asset-backed securities. The Index includes over 5,500 publicly issued securities with a minimum one year to final maturity and $150 million par amount outstanding. The average maturity and duration of the Index is in the intermediate range.

*  Inception date for Institutional Class was September 18, 1992.

** Index comparison begins on September 30, 1992.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)       %           None          1.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a % of redemption proceeds)            None^1           %             %
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets^2
--------------------------------------------------------------------------------
Management Fee                               %              %             %
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fee                                          %              %             %
--------------------------------------------------------------------------------
Other Expenses                               %              %             %
--------------------------------------------------------------------------------
Total Annual Operating Expenses              %              %             %
--------------------------------------------------------------------------------
Fee Waiver/Expense Reimbursements            %              %             %
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses^3        %              %             %
--------------------------------------------------------------------------------

^1 Purchase of $1 million or more of Class A shares are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1.00% if you redeem your shares within one year, and 0.50% if you redeem your shares during the second year after purchase. (See the section entitled "Choosing a Share Class -- Class A shares.")

^2 Expenses are based on the actual expenses of the Institutional Class because
   Class A, Class B and Class C shares are new classes of shares that do not have a full year of operating history. For the fiscal year ended October 31, 2001 "Other Expenses" and "Total Net Annual Operating Expenses" were 0.16% and 0.56%, respectively, of the average daily assets of the Institutional Class shares.

^3 These figures include an estimated 0.01% of interest charges on fund borrowings.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            |  Class A     Class B     Class C
                             ticker symbol  |   XXXXX       XXXXX       XXXXX
                               fund number  |   008         208         308

Scudder High Income Fund
--------------------------------------------------------------------------------

The fund seeks the highest level of current income obtainable from a diversified portfolio of fixed income securities which the fund's investment manager considers consistent with reasonable risk. As a secondary objective, the fund will seek capital gain where consistent with its primary objective.

The fund invests mainly in lower rated, higher yielding corporate bonds, often called junk bonds. Generally, most are from US issuers, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell the portfolio managers first consider the relative attractiveness of each type of security the fund may buy. The managers consider a number of factors, including possible interest rate movements, the outlook for various types of foreign bonds (including currency considerations) and the relative yields and risks of bonds of various maturities. In choosing individual bonds, the managers consider how they are structured and use independent analysis of issuers' creditworthiness.

For example, the managers typically favor subordinated debt (which has higher risks and may pay higher returns), but may emphasize senior debt if they expect an economic slowdown.

The managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the companies and industries represented.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Under normal circumstances, this fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.

Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in the fund's duration could make it more sensitive to this risk.

A second factor is credit quality. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds may decline in credit quality or go into default. Also, negative corporate news may have a significant impact on individual bond prices.

Because the economy affects corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept risk of loss of principal and who are interested in the potential for high current income.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o        a bond could fall in credit quality or go into default

o some bonds could be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which could hurt fund performance

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment grade bonds

o        derivatives could produce disproportionate losses

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is ___. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges for Classes A, B or C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder High Income Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                      Class A
--------------------------------------------------------------------------------

              1993       20.29
              1994       -1.72
              1995       17.46
              1996       13.49
              1997       11.51
              1998        1.28
              1999        2.39
              2000       -9.22
              2001        3.37
              2002


2002 Total Return as of _______: ____%
For the periods included in the bar chart:
Best Quarter: ____%, Q___ _____              Worst Quarter: ____%, Q___ _____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)
--------------------------------------------------------------------------------
Class C (Return before Taxes)
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The Salomon Smith Barney Long-Term High Yield Bond Index is an unmanaged index comprised of high-yield bonds with a par value of $50 million or higher and a remaining maturity of 10 years or longer rated BB+ or lower by Standard & Poor's Corporation or BAL or lower by Moody's Investors Service, Inc.

In both the chart and the table, total returns for 2000 through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)      %             None         1.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a % of redemption proceeds)            None*            %             %
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               %              %             %
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                    ___%            %             %
--------------------------------------------------------------------------------
Other Expenses**                             %              %             %
--------------------------------------------------------------------------------
Total Annual Operating Expenses              %              %             %
--------------------------------------------------------------------------------
Fee Waivers/Expense Reimbursements           %              %             %
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses          %              %             %
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of ___%, ___% and ___% for Class A, Class B and Class C shares, respectively, paid pursuant to an Administration Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). The Agreement remains in effect until September 30, 2003 and continues annually thereafter provided that such continuance is approved by the Board. The Adviser, however, has indicated that it intends to terminate the Agreement effective September 30, 2003. The Board and the Adviser are currently negotiating alternative arrangements in anticipation of the Agreement being terminated. Without the Agreement, the fees shown under "Other Expenses" would be higher.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            |   Class A     Class B     Class C
                             ticker symbol  |   XXXXX       XXXXX       XXXXX
                               fund number  |   000         000         000

Scudder Limited Maturity Fund
(formerly Scudder Short-Term Fixed Income Fund)
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of income consistent with the preservation of capital. The fund invests for current income, not capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in fixed income securities. The fund invests in US Treasury, corporate, mortgage-backed and asset-backed, taxable municipal and tax-exempt municipal bonds.

The fund invests primarily in investment grade short-term fixed income securities rated within the top three rating categories. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, preferred stocks and money market instruments. Fixed income securities may be issued by US and foreign corporations or entities; US and foreign banks; the US government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. The fund's investments in foreign issuers are limited to US dollar-denominated securities to avoid currency risk. The fund may invest up to 40% of its total assets in asset-backed securities.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may invest up to 15% of its assets in investment grade fixed income securities rated within the fourth highest rating category.

The fund may invest up to 25% of its total assets in US dollar-denominated securities of foreign issuers and governments. The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event we determine that securities meeting the fund's investment objective are not otherwise readily available for purchase.

The portfolio managers utilize a core US fixed income strategy that seeks to add incremental returns to the Lehman Brothers Short Treasury Index. In managing the fund, the managers generally use a "bottom-up" approach. The managers focus on the securities and sectors the managers believe are undervalued relative to the market, rather than relying on interest rate forecasts. The managers seek to identify pricing inefficiencies of individual securities in the fixed income market. Normally, the average duration of the portfolio will be kept within 0.25 years of the duration of the Lehman Brothers Short Treasury Index.

Company research lies at the heart of the fund's investment process. In selecting individual securities for investment, the managers:

o assign a relative value, based on creditworthiness, cash flow and price, to each bond;

o determine the intrinsic value of each issue by examining credit, structure, option value and liquidity risks. The managers look to exploit any inefficiencies between intrinsic value and market trading price;

o use credit analysis to determine the issue's ability to fulfill its contracts; and

o subordinate sector weightings to individual bonds that may add above-market value.

Portfolio Maturity. The managers intend to maintain a dollar weighted effective average portfolio maturity of no longer than three years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity of the fund is generally shorter than the stated maturity (usually about 1 year) due to several factors, including but not limited to prepayment patterns, call dates and put features. In implementing this strategy, the fund may experience a high portfolio turnover rate.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, the issuers may not be able to make timely payments on the interest and principal on the bonds they have issued. Fixed income securities rated in the fourth highest category have speculative characteristics. These securities involve a greater risk of loss than higher quality securities and are more sensitive to changes in the issuer's capacity to pay.

Prepayment Risk. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Thus, prepayment may reduce the fund's income. There is a greater risk that the fund will lose money due to prepayment risk because the fund invests in mortgage-related securities.

Extension Risk. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increase the security's duration and reduce the value of the security. There is a greater risk that the fund will lose money due to extension risk because the fund invests in mortgage-related securities.

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Investment grade debt securities similar to those held in the fund have experienced a moderate level of short-term price fluctuation.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for individuals who are seeking to earn current income higher than money market mutual funds.

The Fund's Performance History


While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

Because Class A, Class B and Class C are new classes with no performance history, the bar chart and table below show actual historical performance of the fund's Institutional Class shares. It is expected that the performance of Class A, Class B and Class C shares will be substantially similar to the performance of the Institutional Class shares, except to the extent that the classes have different fees and expenses, because the shares are invested in the same portfolio of securities. Institutional Class shares are offered under a separate prospectus, which is available upon request.

The bar chart shows how performance for Institutional Class shares has varied from year to year. The bar chart does not reflect sales loads; if it did, total returns would be lower.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Institutional Class only and will vary for Class A, Class B and Class C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Limited Maturity Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

            1996      5.48
            1997      6.77
            1998      6.54
            1999      4.47
            2000      8.00
            2001      6.58
            2001

2002 Total Return as of October 31: ___%
For the periods included in the bar chart:
Best Quarter: ___%, Q__ ____              Worst Quarter: _____%, Q___ _____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                     1 Year        5 Years      Since Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return Before Taxes
--------------------------------------------------------------------------------
  Return After Taxes on
  Distributions
--------------------------------------------------------------------------------
  Return After Taxes on
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Index 1 (reflects no deduction
for fees, expenses or taxes)**
--------------------------------------------------------------------------------

Index 1: The Lehman Brothers Short Treasury Index tracks public obligations of the US Treasury including bills, notes, bonds and coupons, with remaining maturities in the one year or less range.

*  Inception date for Institutional Class was March 13, 1995.

** Index comparison begins on March 31, 1995.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Management Fees                                                      %
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver/Expense Reimbursements
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses                                  ^1
--------------------------------------------------------------------------------

^1 The investment advisor and administrator have contractually agreed, for the 16-month period from the fund's fiscal year end of October 31, 2001, to waive their fees or reimburse expenses so that total expenses will not exceed 0.55%.

Expense Example

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and the fee waiver and/or expense reimbursement apply during the first year only. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year               3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
          $                    $                   $                   $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           |   Class A     Class B     Class C
                            ticker symbol  |   KSTAX       KSTBX       KSTCX
                              fund number  |   010         210         310

Scudder Strategic Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high current return. The fund invests mainly in bonds issued by US and foreign corporations and governments. The fund may invest up to 50% of total assets in foreign bonds. The fund may also invest in emerging markets securities and dividend-paying common stocks.

In deciding which types of securities to buy and sell, the portfolio managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the managers consider how they are structured and use independent analysis of issuers' creditworthiness.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it between ___ and ____ years. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES The credit quality of the fund's investments may vary; the fund may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

The Main Risks of Investing in the Fund


There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

For this fund, the main risk factor will vary depending on the fund's weighting of various types of securities. To the extent that it invests in junk bonds, one of the main risk factors is the economy.

Another factor is credit quality. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. This may affect a company, an industry or the high yield market as a whole. In some cases, bonds may decline in credit quality or go into default. This risk is higher with foreign bonds.

To the extent that the fund invests in higher quality bonds, a major factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

Because the economy affects corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o some bonds could be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which could hurt fund performance

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment grade bonds

o        derivatives could produce disproportionate losses

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who are interested in a bond fund that emphasizes different types of bonds depending on market and economic outlooks.

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is ___. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges for Classes A, B or C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Strategic Income Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                      Class A
--------------------------------------------------------------------------------

         1993       20.88
         1994       -3.88
         1995       19.67
         1996        8.58
         1997        8.25
         1998        3.79
         1999       -0.79
         2000       -4.77
         2001        3.89
         2002

2002 Total Return as of _______: 0.00%
For the periods included in the bar chart:
Best Quarter: ____%, Q___ _____              Worst Quarter: ____%, Q___ _____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)
--------------------------------------------------------------------------------
Class C (Return before Taxes)
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate- and long-term government and investment-grade corporate debt securities.

In the chart, total returns for 2000-2001 would have been lower if operating expenses hadn't been reduced. In the table, total returns for 1999-2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)       %             None         1.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a % of redemption proceeds)            None*            %             %
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               %              %             %
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                     %              %             %
--------------------------------------------------------------------------------
Other Expenses**                             %              %             %
--------------------------------------------------------------------------------
Total Annual Operating Expenses              %              %             %
--------------------------------------------------------------------------------
Fee Waiver/Expense Reimbursements            %              %             %
--------------------------------------------------------------------------------
Net Annual Operating Expenses                %              %             %
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of ___%, ___% and ___% for Class A, Class B and Class C shares, respectively, paid pursuant to an Administration Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). The Agreement remains in effect until September 30, 2003 and continues annually thereafter provided that such continuance is approved by the Board. The Adviser, however, has indicated that it intends to terminate the Agreement effective September 30, 2003. The Board and the Adviser are currently negotiating alternative arrangements in anticipation of the Agreement being terminated. Without the Agreement, the fees shown under "Other Expenses" would be higher.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            |   Class A     Class B     Class C
                              ticker symbol |    KUSAX       KUSBX       KUSCX
                                fund number |    018         218         318

Scudder US Government Securities Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund invests principally in US government securities of any maturity, focusing on Ginnie Maes. The fund may invest in other mortgage-backed securities and other US government securities including US Treasuries and other securities issued by the US government, its agencies or instrumentalities.

In deciding which types of government bonds to buy and sell, the portfolio managers first consider the relative attractiveness of Treasuries compared to other US government and agency securities and determine allocations for each. Their decisions are generally based on a number of factors, including possible interest rate outlooks and changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it below __ years. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES This fund normally invests all of its assets in securities issued by the US government, its agencies or instrumentalities. These securities are generally considered to be among the very highest quality securities.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in the fund's duration could make it more sensitive to this risk.

Some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other government securities have an additional line of credit with the US Treasury. The full faith and credit guarantee of the US government doesn't protect the fund against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the fund itself.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o        a bond could fall in credit quality or go into default

o some bonds could be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which could hurt fund performance

o        derivatives could produce disproportionate losses

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who are interested in a fund that searches for attractive yields generated by US government securities.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is ___. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges for Classes A, B or C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder US Government Securities Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                      Class A
--------------------------------------------------------------------------------

              1993        6.31
              1994       -3.06
              1995       18.37
              1996        2.83
              1997        9.03
              1998        7.03
              1999        0.30
              2000       10.39
              2001        7.23
              2002

2002 Total Return as of _______: 0.00%
For the periods included in the bar chart:
Best Quarter: ____%, Q___ _____              Worst Quarter: ____%, Q___ _____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)
--------------------------------------------------------------------------------
Class C (Return before Taxes)
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The Salomon Brothers 30-Year GNMA index is unmanaged, is on a total return basis with all dividends reinvested, and comprises GNMA 30-year pass-throughs of single-family and graduated-payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product.

In both the chart and the table, total returns from 1999-2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)        %             None         1.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a % of redemption proceeds)            None*            %             %
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               %              %             %
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                     %              %             %
--------------------------------------------------------------------------------
Other Expenses**                             %              %             %
--------------------------------------------------------------------------------
Total Annual Operating Expenses              %              %             %
--------------------------------------------------------------------------------
Fee Waiver/Expense Reimbursement             %              %             %
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses          %              %             %
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of ___%, ___% and ___% for Class A, Class B and Class C shares, respectively, paid pursuant to an Administration Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). The Agreement remains in effect until September 30, 2003 and continues annually thereafter provided that such continuance is approved by the Board. The Adviser, however, has indicated that it intends to terminate the Agreement effective September 30, 2003. The Board and the Adviser are currently negotiating alternative arrangements in anticipation of the Agreement being terminated. Without the Agreement, the fees shown under "Other Expenses" would be higher.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the Scudder Fixed Income Fund's 80% investment policy.

o As a temporary defensive measure, a fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses but while engaged in a temporary defensive position, a fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o Certain funds may trade securities actively. This could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

o The advisor measures credit quality at the time it buys securities, using independent rating agencies or, for unrated securities, judged by the advisor to be of equivalent quality. All securities must meet the credit quality standards applied by the advisor If a security's credit quality declines, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

Secondary risks

Foreign Investing. The risks of investing in foreign securities are generally higher than investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less government regulation than US securities markets.

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

Scudder High Income Fund, Scudder Strategic Income Fund and Scudder US Government Securities Fund:

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. Each fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The subadvisor

Deutsche Asset Management Investments Services Ltd. ("DeAMIS"), One Appold Street, London, England, an affiliate of the advisor, is the subadvisor for Scudder Strategic Income Fund responsible for managing the portion of the fund's assets invested in emerging market debt securities. DeAMIS provides a full range of international investment advisory services to institutional and retail clients.

The Advisor pays DeAMIS for its services a sub-advisory fee, payable monthly, at the annual rate of 0.500% for the first $250 million of average daily net assets allocated to DeAMIS for management, 0.490% of the next $250 million of such net assets, 0.470% of the next $500 million of such net assets, and 0.430% of such net assets in excess of $1 billion.

Scudder Fixed Income Fund and Scudder Limited Maturity Fund:

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Investment Advisor. Deutsche Asset Management, Inc. ("DeAM"), with headquarters at 280 Park Avenue, New York, NY 10017, acts as investment advisor for the funds. As investment advisor, DeAM makes each fund's investment decisions, buys and sells securities for the funds and conducts the research that leads to these purchase and sale decisions. DeAM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM provides a full range of international investment advisory services to institutional and retail clients, and as of June 30, 2002, managed approximately $93 billion in assets.

DeAM is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

Fund Name                                             Fee Paid
--------------------------------------------------------------------------------
Scudder Fixed Income Fund                             0.40%
--------------------------------------------------------------------------------
Scudder Strategic Income Fund                         0.57%
--------------------------------------------------------------------------------
Scudder High Income Fund                              0.54%
--------------------------------------------------------------------------------
Scudder Limited Maturity Fund                         0.40%
--------------------------------------------------------------------------------
Scudder US Government Securities Fund                 0.42%
--------------------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund.

Scudder Fixed Income Fund and                  Timothy Vile
Scudder Limited Maturity Fund                  Managing Director of Deutsche
                                               Asset Management and Co-Manager
  Gary Bartlett                                of the fund.
  CFA, Managing Director of Deutsche Asset      o  Joined the investment advisor
  Management and Lead Manager of the fund.         in 1991.
   o  Joined the investment advisor in 1992.    o  Prior to that, portfolio
   o  Analyst specializing in taxable              manager for fixed income
      municipal and government investments.        portfolios at Equitable
   o  MBA, Drexel University.                      Capital Management.
                                                o  BS from Susquehanna
  David Baldt                                      University.
  CFA, Managing Director of Deutsche Asset
  Management and Co-Manager of the fund.     Scudder High Income Fund
   o  Joined the investment advisor in 1989.
   o  Chief Investment Officer of the Fixed    Andrew Cestone
      Income Group.                            Director of Deutsche Asset
                                               Management.
  Warren Davis                                  o  Joined the investment advisor
  Managing Director of Deutsche Asset              in March 1998.
  Management Co-Manager of the fund.            o  Prior to that, Investment
   o  Joined the investment advisor in 1995.       Analyst, Phoenix Investment
   o  Analyst specializing in mortgage- and        Partners, from 1997 to 1998.
      asset-backed securities.                     Prior to that, Credit
   o  MBA, Drexel University.                      Officer, asset based lending
                                                   group, Fleet Bank, from 1995
  Thomas Flaherty                                  to 1997.
  Managing Director of Deutsche Asset
  Management and Co-Manager of the fund.
   o  Joined the investment advisor in 1995.
   o  Analyst specializing in corporate
      bonds and mortgages.

  J. Christopher Gagnier
  Managing Director of Deutsche Asset
  Management and Co-Manager of the fund.
   o  Joined the investment advisor in 1997.
   o  Prior to that, portfolio manager,
      Paine Webber, from 1984 to 1997.
   o  Analyst specializing in asset-backed
      securities and government investments.

  Daniel Taylor
  CFA, Director of Deutsche Asset
   o  Management and Co-Manager of the fund.
   o  Joined the investment advisor in 1998.
   o  Prior to that, fixed income portfolio
      manager, asset-backed securities
      analyst and senior credit analyst,
      CoreStates Investment Advisors, from
      1992 to 1998.
   o  Analyst specializing in asset-backed
      securities and government securities.

Scudder Strategic Income Fund
                                               Ian Clarke
  Jan C. Faller                                Managing Director of Deutsche
  Managing Director of Deutsche Asset          Asset Management.
  Management and Lead Manager of the fund.      o  Joined Deutsche Asset
   o  Joined Deutsche Asset Management in          Management in 1999 after 15
      1999 and the fund in 2000.                   years of experience,
   o  Over 12 years of investment industry         previously serving The United
      experience.                                  Bank of Kuwait plc as a
   o  PanAgora Asset Management, bond and          senior global fixed income
      currency investment manager from 1995        portfolio manager and as an
      to 1999.                                     executive director at Morgan
   o  MBA, Amos Tuck School, Dartmouth             Stanley Dean Witter.
      College.                                  o  Chief Investment Officer of
                                                   Global Fixed Income and
  Andrew P. Cestone                                responsible for global
  Managing Director of Deutsche Asset              allocation strategy: London.
  Management and Portfolio Manager of the       o  Joined the fund in 2002.
  fund.
   o  Joined Deutsche Asset Management in      Brett Diment
      March 1998 and the fund in 2002.         Managing Director of Deutsche
   o  Prior to that, Investment Analyst,       Asset Management.
      Phoenix Investment Partners, from         o  Joined Deutsche Asset
      1997 to 1998. Prior to that, Credit          Management in 1991 and the
      Officer, asset based lending group,          fund in 2002.
      Fleet Bank, from 1995 to 1997.            o  Over 12 years of investment
                                                   industry experience.
  Sean P. McCaffrey, CFA                        o  Head of emerging market debt
  Managing Director of Deutsche Asset              for London Fixed Income and
  Management and Portfolio Manager of the          responsible for coordinating
  fund.                                            research into Continental
   o  Joined Deutsche Asset Management in          European markets and managing
      1996 after five years of experience          global fixed income, balanced
      as fixed income analyst specializing         and cash based portfolios:
      in synthetic GIC bond portfolios at          London.
      Fidelity Investments.
   o  Portfolio Manager for stable value       Edwin Gutierrez
      strategies, responsible for              Vice President of Deutsche Asset
      overseeing the group's stable value      Management.
      and bond index efforts in                 o  Joined Deutsche Asset
      asset-backed and mortgage-backed             Management in 2000 after five
      securities as well as other financial        years of experience including
      instruments underlying synthetic             emerging debt portfolio
      GICs: New York.                              manager at INVESCO Asset
   o  MBA, Yale University.                        Management responsible for
   o  Joined the fund in 2002.                     Latin America and Asia and
                                                   economist responsible for
                                                   Latin America at LGT Asset
                                                   Management.
                                                o  MSc, Georgetown University.
                                                o  Joined the fund in 2002.

Scudder US Government Securities Fund
                                              Sean McCaffrey
  Scott Dolan                                 CFA, Managing Director of Deutsche
  Senior Vice President of Deutsche Asset     Asset Management and Portfolio
  Management and Lead Manager of the fund.    Manager of the fund.
   o  Joined Deutsche Asset Management in      o  Joined Deutsche Asset
      1989.                                       Management in 1996 after five
   o  Joined Scudder GNMA Fund in 1997.           years of experience as fixed
   o  Joined Scudder US Government                income analyst specializing in
      Securities Fund in 1998.                    synthetic GIC bond portfolios
   o  Over 13 years of investment industry        at Fidelity Investments.
      experience.                              o  Portfolio manager for Stable
   o  MS, Boston College.                         Value strategies, responsible
                                                  for overseeing the group's
  John Dugenske                                   stable value and bond index
  CFA, Managing Director of Deutsche Asset        efforts in asset-backed and
  Management and Portfolio Manager of the         mortgage-backed securities as
  fund.                                           well as other financial
   o  Joined Deutsche Asset Management in         instruments underlying
      1998 and the funds in 2002.                 synthetic GICs: New York.
   o  Over 12 years of investment industry     o  MBA, Yale University.
      experience.                              o  Joined the funds in 2002.
   o  MSME, University of Illinois.
   o  MBA, University of Illinois.            William Chepolis
                                              CFA, Senior Vice President of
                                              Deutsche Asset Management and
                                              Portfolio Manager of the fund.
                                               o  Joined Deutsche Asset
                                                  Management in 1998 and the
                                                  funds in 2002.
                                               o  Previously worked at Norwest
                                                  Bank Minnesota, N.A. (now
                                                  Wells Fargo Bank) as a
                                                  portfolio manager (1983-88,
                                                  1993-98) and foreign exchange
                                                  currency and option trader
                                                  (1988-1995).

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by __________________________, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Fixed Income Fund -- Class A

Scudder Fixed Income Fund -- Class B

Scudder Fixed Income Fund -- Class C

Scudder High Income Fund -- Class A

Scudder High Income Fund -- Class B

Scudder High Income Fund -- Class C

Scudder Limited Maturity Fund -- Class A

Scudder Limited Maturity Fund -- Class B

Scudder Limited Maturity Fund -- Class C

Scudder Strategic Income Fund -- Class A

Scudder Strategic Income Fund -- Class B

Scudder Strategic Income Fund -- Class C

Scudder US Government Securities Fund -- Class A

Scudder US Government Securities Fund -- Class B

Scudder US Government Securities Fund -- Class C

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

This prospectus describes three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 4.50% charged    o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual expenses are lower than
                                            those for Class B or Class C
o 0.25% annual service fee
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 1.00% annual distribution/service fee
--------------------------------------------------------------------------------
Class C

o Sales charges of 1.00%, charged when    o The deferred sales charge rate is
  you buy shares                            lower, but your shares never convert
                                            to Class A, so annual expenses
o Deferred sales charge of 1.00%,           remain higher
  charged when you sell shares you
  bought within the last year

o 1.00% annual distribution/service fee
--------------------------------------------------------------------------------

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund's advisor may provide compensation to financial representatives for distribution, administrative and promotional services

Class A shares

Class A shares have a 12b-1 plan, under which a distribution or service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                  Sales charge as a %   Sales charge as a % of
Your investment    of offering price      your net investment
--------------------------------------------------------------------------------
Up to $100,000          %                      %
--------------------------------------------------------------------------------
$100,000-$249,999
--------------------------------------------------------------------------------
$250,000-$499,999
--------------------------------------------------------------------------------
$500,000-$999,999
--------------------------------------------------------------------------------
$1 million or more    See below and next page
--------------------------------------------------------------------------------

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 (or $100,000 as applicable) over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 (or $100,000 as applicable) ("cumulative discount")

o you are investing a total of $50,000 (or $100,000 as applicable) or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

You may be able to buy Class A shares without sales charges when you are:

o        reinvesting dividends or distributions

o        investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

o exchanging an investment in Class A shares of another fund for an investment in the fund unless the fund in which you are investing has a higher sales load, in which case you would be required to pay the difference

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service or shareholder servicing fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert on a tax-free basis to Class A shares which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares          CDSC on shares you sell
--------------------------------------------------------------------------------
First year                        %
--------------------------------------------------------------------------------
Second or third year
--------------------------------------------------------------------------------
Fourth or fifth year
--------------------------------------------------------------------------------
Sixth year
--------------------------------------------------------------------------------
Seventh year and later          None (automatic conversion to Class A)
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

Class C shares have a 12b-1 Plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares also have an up-front sales charge of 1.00%.

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o existing Class C shareowners as of January 31, 2003, who make additional purchases of Class C shares in the same fund(s);

o Class C shares purchased through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Class C shares purchased through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Class C shares purchased through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                    1.00%
---------------------------------------------------------------------
Second year and later                           None

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Because Class C shares have an up-front sales charge and higher annual expenses, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan

--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment check   below

                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
                                            (minimum $50)
--------------------------------------------------------------------------------
By phone                                  o Call (800) 621-1048 for instructions

not available
--------------------------------------------------------------------------------
With an automatic investment plan

not available                             o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048 (minimum $50)
--------------------------------------------------------------------------------
On the Internet

not available                             o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Regular mail:
First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares
Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page____.
existing accounts
--------------------------------------------------------------------------------
Through a financial representative        o Contact your representative by the
                                            method that's most convenient for yo
o Contact your representative by the
  method that's most convenient for you
--------------------------------------------------------------------------------
By phone or wire                          o Call (800) 621-1048 for instructions

o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a      not available
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

not available                             o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register      not available

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Class A, Class B and Class C shares. The fund has another share class, which is described in a separate prospectus and which has different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. (Eastern time), but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time that the fund is open for business. Once your order is received by the transfer agent, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

The funds accept payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the funds cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for--whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o        the death or disability of an account owner (including a joint owner).
         This waiver applies only under certain conditions. Please contact your financial representative or Shareholder Services to determine if the conditions exist

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o        withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors Inc., the fund's distributor, that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder.

You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

The price at which you buy shares is as follows:

Class A and Class C shares -- net asset value per share or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B shares-- net asset value per share or NAV

To calculate NAV, each share class uses the following equation:

            TOTAL ASSETS - TOTAL LIABILITIES
         --------------------------------------      = NAV
           TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

The price at which you sell shares is also the NAV. You won't be charged this fee if you're investing in an employer-sponsored retirement plan that is set up directly with Scudder. Certain other types of accounts may also be eligible for this waiver. If your employer-sponsored retirement plan is through a third-party investment provider or if you are investing through an IRA or other individual retirement plan, the fee will apply.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value has been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o        withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or, in any case, where a fall in share price created the low balance).

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o        reject or limit purchases of shares for any reason

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to its shareholders annually in November or December and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o  short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o  taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------
Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o  long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before your fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after your fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of the income dividends they receive.

Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

--------------------------------------------------------------------------------

Scudder Investments                    SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza              Public Reference Section
Chicago, IL 60606-5808                 Washington, D.C. 20549-0102
www.scudder.com                        www.sec.gov
(800) 621-1048                         (202) 942-8090




Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048                     SEC File Numbers:
                                       Scudder Fixed Income Fund        811-0000
SCUDDER                                Scudder High Income Fund         811-0000
INVESTEMENTS                           Scudder Limited Maturity Fund    811-0000
                                       Scudder Strategic Income Fund    811-0000
A Member of                            Scudder US Government
Deutsche Asset Mangement [LOGO]        Securities Fund                  811-0000

                                                                     SCUDDER
                                                                     INVESTMENTS



                               Income Funds I
                               Institutional Class


 Prospectus
--------------------------------------------------------------------------------
                               February 1, 2003
--------------------------------------------------------------------------------
                            |
                            |  Scudder Fixed Income Fund
                            |
                            |  Scudder Limited Maturity Fund
                            |  (formerly Scudder Short-Term Fixed Income Fund)
                            |
                            |  Scudder High Income Fund
                            |  (formerly Scudder High Yield Fund)
                            |
                            |  Scudder High Income Plus Fund
                            |  (formerly Deutsche High Yield Bond Fund)


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

How the Funds Work                       How to Invest in the Funds

 4  Scudder Fixed Income Fund--          42  Buying and Selling
    Institutional Class                      Institutional Class Shares

11  Scudder Limited Maturity             47  Policies You Should Know
    Fund -- Institutional Class              About

17  Scudder High Income Fund--           53  Understanding Distributions
    Institutional Class                      and Taxes

23  Scudder High Income Plus
    Fund -- Institutional Class

31  Other Policies and Secondary
    Risks

33  Who Manages and Oversees
    the Funds

37  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                          |  Institutional Class
                                           ticker symbol  |  XXXXX
                                             fund number  |  593

Scudder Fixed Income Fund
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy


The fund seeks a high level of income consistent with the preservation of capital. The fund invests for current income, not capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in fixed income securities. Fixed income securities include intermediate-term US treasury, corporate, mortgage-backed and asset-backed, taxable municipal and tax-exempt municipal bonds and liquid Rule 144A securities.

The fund invests primarily in investment grade fixed income securities rated within the top three rating categories. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, preferred stocks and money market instruments. Fixed income securities may be issued by US and foreign corporations or entities; US and foreign banks; the US government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. The fund's investments in foreign issuers are limited to US dollar-denominated securities to avoid currency risk.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may invest up to 20% of its assets in investment grade fixed income securities rated within the fourth highest rating category.

The fund may invest up to 25% of its total assets in US dollar denominated securities of foreign issuers and governments. The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event we determine that securities meeting the fund's investment objective are not otherwise readily available for purchase.

The portfolio managers utilize a core US fixed income strategy that seeks to add incremental returns to the Lehman Brothers Aggregate Bond Index. In managing the fund, the managers generally use a "bottom-up" approach. The managers focus on the securities and sectors they believe are undervalued relative to the market, rather than relying on interest rate forecasts. The managers seek to identify pricing inefficiencies of individual securities in the fixed income market. Normally, the average duration of the portfolio will be kept within 0.25 years of the duration of the Lehman Brothers Aggregate Bond Index.

Company research lies at the heart of the fund's investment process. In selecting individual securities for investment, the managers:

o assign a relative value, based on creditworthiness, cash flow and price, to each bond;

o determine the intrinsic value of each issue by examining credit, structure, option value and liquidity risks. The managers look to exploit any inefficiencies between intrinsic value and market trading price;

o use credit analysis to determine the issuer's ability to fulfill its contracts; and

o subordinate sector weightings to individual bonds that may add above-market value.

Portfolio Maturity. The managers intend to maintain a dollar weighted effective average portfolio maturity of five to ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to prepayment patterns, call dates and put features. In implementing this strategy, the fund may experience a high portfolio turnover rate.

The Main Risks of Investing in the Fund


There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, the issuers may not be able to make timely payments on the interest and principal on the bonds they have issued. Fixed income securities rated in the fourth highest category have speculative characteristics. These securities involve a greater risk of loss than higher quality securities and are more sensitive to changes in the issuer's capacity to pay.

Prepayment Risk. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Thus, prepayment may reduce the fund's income. There is a greater risk that the fund will lose money due to prepayment risk because the fund invests in mortgage-related securities.

Extension Risk. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increase the security's duration and reduce the value of the security. There is a greater risk that the fund will lose money due to extension risk because the fund invests in mortgage-related securities.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for individuals who are seeking to earn current income higher than money market mutual funds.

Maturity Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Investment grade debt securities similar to those held in the fund have experienced a moderate level of short-term price fluctuation.

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the performance for the fund's Institutional Class shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees, taxes or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Fixed Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year              Institutional Class
--------------------------------------------------------------------------------
                1993       13.67
                1994       -1.93
                1995       18.17
                1996        4.49
                1997        9.46
                1998        7.91
                1999       -0.55
                2000       12.00
                2001        9.33
                2002

2002 Total Return as of October 31: ___%
For the periods included in the bar chart:
Best Quarter: 5.87%, Q1 1993              Worst Quarter: -3.20%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                        1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Institutional Class*
--------------------------------------------------------------------------------
  Return Before Taxes
--------------------------------------------------------------------------------
  Return After Taxes on
  Distributions
--------------------------------------------------------------------------------
  Return After Taxes on
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Index 1 (reflects no deduction for
fees, expenses or taxes)**
--------------------------------------------------------------------------------

Index 1: The Lehman Brothers Aggregate Bond Index represents US domestic taxable investment grade bonds which include securities from the following sectors: US Treasuries, agencies, corporate, mortgage-backed and asset-backed securities. The Index includes over 5,500 publicly issued securities with a minimum one year to final maturity and $150 million par amount outstanding. The average maturity and duration of the Index is in the intermediate range.

*  Inception date for Institutional Class was September 18, 1992.

** Index comparison begins on September 30, 1992

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Management Fees                                                      %
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver/Expense Reimbursements
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses                                  ^1
--------------------------------------------------------------------------------

^1 The investment advisor and administrator have contractually agreed, for the 16-month period from the fund's fiscal year end of October 31, 2001, to waive their fees or reimburse expenses so that total expenses will not exceed 0.55%.

Expense Example

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and the fee waiver and/or expense reimbursement apply during the first year only. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year               3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
          $                    $                   $                   $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          |  Institutional Class
                                           ticker symbol  |   XXXXX
                                             fund number  |   557

Scudder Limited Maturity Fund
(formerly Scudder Short-Term Fixed Income Fund)
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of income consistent with the preservation of capital. The fund invests for current income, not capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in fixed income securities. The fund invests in US Treasury, corporate, mortgage-backed and asset-backed, taxable municipal and tax-exempt municipal bonds.

The fund invests primarily in investment grade short-term fixed income securities rated within the top three rating categories. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, preferred stocks and money market instruments. Fixed income securities may be issued by US and foreign corporations or entities; US and foreign banks; the US government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. The fund's investments in foreign issuers are limited to US dollar-denominated securities to avoid currency risk. The fund may invest up to 40% of its total assets in asset-backed securities.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may invest up to 15% of its assets in investment grade fixed income securities rated within the fourth highest rating category.

The fund may invest up to 25% of its total assets in US dollar-denominated securities of foreign issuers and governments. The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event we determine that securities meeting the fund's investment objective are not otherwise readily available for purchase.

The portfolio managers utilize a core US fixed income strategy that seeks to add incremental returns to the Lehman Brothers Short Treasury Index. In managing the fund, the managers generally use a "bottom-up" approach. The managers focus on the securities and sectors the managers believe are undervalued relative to the market, rather than relying on interest rate forecasts. The managers seek to identify pricing inefficiencies of individual securities in the fixed income market. Normally, the average duration of the portfolio will be kept within 0.25 years of the duration of the Lehman Brothers Short Treasury Index.

Company research lies at the heart of the fund's investment process. In selecting individual securities for investment, the managers:

o assign a relative value, based on creditworthiness, cash flow and price, to each bond;

o determine the intrinsic value of each issue by examining credit, structure, option value and liquidity risks. The managers look to exploit any inefficiencies between intrinsic value and market trading price;

o use credit analysis to determine the issue's ability to fulfill its contracts; and

o subordinate sector weightings to individual bonds that may add above-market value.

Portfolio Maturity. The managers intend to maintain a dollar weighted effective average portfolio maturity of no longer than three years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity of the fund is generally shorter than the stated maturity (usually about 1 year) due to several factors, including but not limited to prepayment patterns, call dates and put features. In implementing this strategy, the fund may experience a high portfolio turnover rate.

The Main Risks of Investing in the Fund


There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, the issuers may not be able to make timely payments on the interest and principal on the bonds they have issued. Fixed income securities rated in the fourth highest category have speculative characteristics. These securities involve a greater risk of loss than higher quality securities and are more sensitive to changes in the issuer's capacity to pay.

Prepayment Risk. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Thus, prepayment may reduce the fund's income. There is a greater risk that the fund will lose money due to prepayment risk because the fund invests in mortgage-related securities.

Extension Risk. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increase the security's duration and reduce the value of the security. There is a greater risk that the fund will lose money due to extension risk because the fund invests in mortgage-related securities.

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Investment grade debt securities similar to those held in the fund have experienced a moderate level of short-term price fluctuation.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for individuals who are seeking to earn current income higher than money market mutual funds.

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the performance for the fund's Institutional Class shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees, taxes or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Limited Maturity Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Institutional Class
--------------------------------------------------------------------------------
            1996      5.48
            1997      6.77
            1998      6.54
            1999      4.47
            2000      8.00
            2001      6.58
            2002


2002 Total Return as of October 31: ___%
For the periods included in the bar chart:
Best Quarter: 3.22%, Q3 1998              Worst Quarter: 0.17%, Q4 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                     1 Year        5 Years      Since Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return Before Taxes
--------------------------------------------------------------------------------
  Return After Taxes on
  Distributions
--------------------------------------------------------------------------------
  Return After Taxes on
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Index 1 (reflects no deduction
for fees, expenses or taxes)**
--------------------------------------------------------------------------------

Index 1: The Lehman Brothers Short Treasury Index tracks public obligations of the US Treasury including bills, notes, bonds and coupons, with remaining maturities in the one year or less range.

*  Inception date for Institutional Class was March 13, 1995.

** Index comparison begins on March 31, 1995.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Management Fees                                                      %
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver/Expense Reimbursements
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses                                  ^1
--------------------------------------------------------------------------------


^1 The investment advisor and administrator have contractually agreed, for the 16-month period from the fund's fiscal year end of October 31, 2001, to waive their fees or reimburse expenses so that total expenses will not exceed 0.55%.

Expense Example

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and the fee waiver and/or expense reimbursement apply during the first year only. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year               3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
          $                    $                   $                   $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          |  Institutional Class
                                          ticker symbol   |  XXXXX
                                            fund number   |  513

Scudder High Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks the highest level of current income obtainable from a diversified portfolio of fixed income securities which the fund's investment manager considers consistent with reasonable risk. As a secondary objective, the fund will seek capital gain where consistent with its primary objective.

The fund invests mainly in lower rated, higher yielding corporate bonds, often called junk bonds. Generally, most are from US issuers, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell to achieve income and capital appreciation, the portfolio manager analyzes securities to determine which appear to offer reasonable risk compared to their potential return. To do this, he relies on extensive independent analysis, favoring the bonds of companies whose credit is gaining strength or who he believes are unlikely to default.

Based on his analysis of economic and market trends, the manager may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the types of bonds, companies and industries represented. For example, the manager typically favors subordinated debt (which has higher risks and may pay higher returns), but may emphasize senior debt if he expects an economic slowdown.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Under normal circumstances, this fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.

The manager may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on his outlook for interest rates.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager does not intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

For this fund, one of the main factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. This may affect a company, an industry or the high yield market as a whole. In some cases, bonds may decline in credit quality or go into default. This risk is higher with foreign bonds. Foreign markets tend to be more volatile than US markets, for reasons ranging from political and economic uncertainties to poor regulation to a higher risk that essential information may be incomplete or wrong.

Another factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

Because the economy has a strong impact on corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. To the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept risk of loss of principal and are interested in high current income.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of economic trends, issuers, industries or other matters

o some bonds could be paid off earlier than expected, which could hurt the fund's performance

o        currency fluctuations could cause foreign investments to lose value

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for the Institutional Class is August 19, 2002. In the bar chart and the table, the performance figures for the period before that date are based upon the historical performance of the fund's Class A shares, except that the effect of the Class A shares maximum sales load is not shown because the Institutional Class does not impose a sales load.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder High Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

               1993       20.29
               1994       -1.72
               1995       17.46
               1996       13.49
               1997       11.51
               1998        1.28
               1999        2.39
               2000       -9.22
               2001        3.37
               2002


2002 Total Return as of October 31: ____%
For the periods included in the bar chart:
Best Quarter: 10.19%, Q1 1992             Worst Quarter: -6.61%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                        1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A (unadjusted for sales
charge)
--------------------------------------------------------------------------------
  Return before Taxes
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Salomon Smith Barney Long-Term High Yield Bond Index, which measures the total return of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer.

In both the chart and the table, total returns from 2000 through 2001 would have been lower if operating expenses hadn't been reduced.

Institutional Class shares do not have a full calendar year of performance and past performance data is not provided. Although Class A shares are not offered in this prospectus, they are invested in the same portfolio. Institutional Class shares annual returns differ only to the extent that the classes have different fees and expenses.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                    None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                             %
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        None
--------------------------------------------------------------------------------
Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.275%.

Based on the costs above, this example helps you compare this fund's Institutional Class shares expenses to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Institutional Class            $              $              $             $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        |   Institutional Class
                                         ticker symbol  |   XXXXX
                                           fund number  |   596

  Scudder High Income Plus Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks high current income and, as a secondary objective, capital appreciation. Under normal conditions, the fund invests at least 65% of its total assets in US dollar-denominated, domestic and foreign below investment grade fixed income securities (junk bonds), including those whose issuers are located in countries with new or emerging securities markets.

The fund considers an emerging securities market to be one where the sovereign debt issued by the government in local currency terms is rated below investment grade. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by US and foreign corporations or entities; US and foreign banks; the US government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The fund's investments in these securities may be of any credit quality and may include securities not paying interest currently, and securities in default.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may invest up to 25% of its total assets in non-US dollar denominated, below investment grade fixed income securities. The fund may invest up to 35% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event that the portfolio manager determines that securities meeting the fund's investment objectives are not otherwise readily available for purchase. Money market securities include commercial paper, certificates of deposit, banker's acceptances, repurchase agreements and other short-term debt securities. The fund may also purchase securities on a when-issued basis and engage in short sales.

The portfolio managers focus on careful cash flow and total return analysis, and broad diversification among countries, sectors, industries and individual issuers and maturities. The managers use an active process which emphasizes relative value in a global environment, managing on a total return basis, and using intensive research to identify stable to improving credit situations that may provide yield compensation for the risk of investing in below investment grade fixed income securities (junk bonds).

The investment process involves using both a "top-down" approach, first focusing on sector allocations and considering macro trends in the economy and a "bottom-up" approach, by using relative value and fundamental analysis, to select the best securities within each sector. To select securities or investments, the managers:

o analyze economic conditions for improving or undervalued sectors and industries;

o use independent credit research and on-site management visits to evaluate individual issues' debt service, growth rate, and both downgrade and upgrade potential;

o        assess new issues versus secondary market opportunities; and

o seek issuers within attractive industry sectors and with strong long-term fundamentals and improving credits.

Portfolio Maturity. The managers intend to maintain a dollar weighted effective average portfolio maturity of seven to ten years. The fund's average portfolio maturity may be shortened by certain of the fund's securities which have floating or variable interest rates or include put features that provide the fund the right to sell the security at face value prior to maturity. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity.

The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to, prepayment patterns, call dates and put features. In implementing this strategy, the fund may experience a high portfolio turnover rate.

The managers may also use as secondary investments various instruments commonly known as "derivatives." In particular, the fund may use forward currency transactions and currency options. The managers may use derivatives:

o in circumstances when the managers believe they offer an economical means of gaining exposure to a particular securities market or index;

o to attempt to reduce the fund's exposure or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the markets;

o to hedge against adverse changes in the market value of securities held by or to be bought for the fund. (Adverse changes may be caused by changing interest rates, security prices or currency exchange rates.);

o as a substitute for purchasing or selling securities or foreign currencies; or

o to shorten or lengthen the effective maturity or duration of the fund's fixed income portfolio.

In non-hedging situations, the managers may also use derivative contracts to attempt to profit from anticipated market developments.

The fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the investment advisor believes possess volatility characteristics similar to those being hedged.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, the issuers may not be able to make timely payments on the interest and principal on the bonds they have issued. Fixed income securities rated below the fourth highest category of a nationally recognized statistical rating organization have speculative characteristics. These securities involve a greater risk of loss than investment grade securities and are more sensitive to changes in the issuer's capacity to pay.

Maturity Risk. Prices of fixed income securities with longer effective maturities are more volatile because they are more sensitive to interest rate changes than those with shorter effective maturities.

Pricing Risk. The market for below investment grade fixed income securities may be thinner and less active than that for higher rate debt securities, which can adversely affect the prices at which the below investment grade fixed income securities are sold. If market quotations are not readily available, or may be unreliable, below investment grade fixed income securities will be valued in accordance with procedures established by and under the general supervision of the Board of Trustees. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the availability of outside pricing services to value lower-rated debt securities and the fund's ability to dispose of these securities. Since the risk of default is higher for lower-rated securities, the investment advisor's research and credit analysis are an especially important part of managing securities of this type.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for individuals who are seeking higher current income than investment grade bond funds and who are willing to accept significantly greater short-term fluctuation in their investment.

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment.

Emerging Market Risk. Because the fund may invest in emerging markets, it may face higher political, information, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their securities markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

Currency Risk. The fund invests in foreign currencies and in securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the US dollar amount of income or gain received on these investments. Additionally, a change in economic policy may cause a greater fluctuation in the value of a country's currency than in bonds denominated in that currency. We may, but need not, seek to minimize this risk by actively managing the currency exposure of the fund, which entails hedging from time to time.

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the performance for the fund's Institutional Class shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees, taxes or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder High Income Plus Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Institutional Class
--------------------------------------------------------------------------------
           1999       15.72
           2000       -7.21
           2001        8.77
           2002


2002 Total Return as of October 31: ___%
For the periods included in the bar chart:
Best Quarter: 8.47%, Q1 2001              Worst Quarter: -8.59%, Q4 2000

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                                  1 Year        Since Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return Before Taxes
--------------------------------------------------------------------------------
  Return After Taxes on Distributions
--------------------------------------------------------------------------------
  Return After Taxes on Distributions
  and Sale of Fund Shares
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for fees,
expenses or taxes)**
--------------------------------------------------------------------------------

Index 1: The CS First Boston High Yield Index is an unmanaged trader-priced portfolio, constructed to mirror the global high-yield debt market.

*  Inception date for Institutional Class was March 16, 1998.

** Index comparison begins on March 31, 1998.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Management Fees                                                      %
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver/Expense Reimbursements
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses                                  ^1
--------------------------------------------------------------------------------

^1 The 2.00% short-term redemption fee applies to shares redeemed (either by selling or exchanging into another fund) within 180 days of purchase (approximately six months). The fee is withheld from redemption proceeds and retained by the fund.

^2 The investment advisor and administrator have contractually agreed, for the 16 month period beginning October 31, 2001, to waive their fees or reimburse expenses so that total expenses of the class will not exceed 0.65%.

Expense Example

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and the fee waiver and/or expense reimbursement apply during the first year only. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year              3 Years             5 Years             10 Years
--------------------------------------------------------------------------------
         $                    $                   $                   $
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Each fund's objectives are not fundamental policies. We must notify shareholders before we change them, but we do not require their approval to do so.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses but while engaged in a temporary defensive position, the fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

Secondary risks

Foreign Investing. The risks of investing in foreign securities are generally higher than investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less government regulation than US securities markets.

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

Short Sales. Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the fund and may result in gains or losses from the sale of securities.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Investment advisor

Scudder Fixed Income Fund, Scudder Limited Maturity Fund and Scudder High Income Fund Plus Fund:

Deutsche Asset Management, Inc. ("DeAM"), with headquarters at 280 Park Avenue, New York, NY 10017, acts as the investment advisor for each of these funds. As investment advisor, DeAM under the supervision of the Board of Directors, makes the funds' investment decisions, buys and sells securities for the funds and conducts the research that leads to these purchase and sale decisions. DeAM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM provides a full range of international investment advisory services to institutional and retail clients, and as of June 30, 2002, managed approximately $93 billion in assets.

DeAM is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. DeAM provides administrative services for the funds. In addition, either DeAM or your financial representative, performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

o        keeping accurate, up-to-date records for your individual fund account;

o        implementing any changes you wish to make in your account information;

o processing your requests for cash dividends and distributions from the fund;

o answering your questions on the fund's investment performance or administration;

o        sending proxy reports and updated prospectus information to you; and

o        collecting your executed proxies.

Financial representatives include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with a fund. Financial representatives may charge additional fees to investors for those services not otherwise included in their sub-distribution or servicing agreement, such as cash management or special trust or retirement investment reporting.

Scudder High Income Fund:

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The funds paid the following fees to their respective Advisor for investment advisory services in the last fiscal year. The investment advisor reimbursed a portion of its fee during the period.

--------------------------------------------------------------------------------
Fund                                          Percentage of Average
                                                   Daily Net Assets
--------------------------------------------------------------------------------
Scudder Fixed Income Fund                            0.40%
--------------------------------------------------------------------------------
Scudder Limited Maturity Fund                        0.40%
--------------------------------------------------------------------------------
Scudder High Income Fund                             0.54%
--------------------------------------------------------------------------------
Scudder High Income Plus Fund                        0.50%
--------------------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund.


Scudder Fixed Income Fund and              J. Christopher Gagnier
Scudder Limited Maturity Fund              Managing Director of Deutsche Asset
                                           Management and Co-Manager of the
 Gary Bartlett                             fund.
 CFA, Managing Director of Deutsche        o   Joined the investment advisor in
 Asset Management and Lead Manager of          1997.
 the fund.                                 o   Prior to that, portfolio
 o   Joined the investment advisor in          manager, Paine Webber, from 1984
     1992.                                     to 1997.
 o   Analyst specializing in taxable       o   Analyst specializing in
     municipal and government                  asset-backed securities and
     investments.                              government investments.
 o   MBA, Drexel University.
                                           Daniel Taylor
 David Baldt                               CFA, Director of Deutsche Asset
 CFA, Managing Director of Deutsche        Management and Co-Manager of the
 Asset Management and Co-Manager of the    fund.
 fund.                                     o   Joined the investment advisor in
 o   Joined the investment advisor in          1998.
     1989.                                 o   Prior to that, fixed income
 o   Chief Investment Officer of the           portfolio manager, asset-backed
     Fixed Income Group.                       securities analyst and senior
                                               credit analyst, CoreStates
 Warren Davis                                  Investment Advisors, from 1992
 Managing Director of Deutsche Asset           to 1998.
 Management Co-Manager of the fund.        o   Analyst specializing in
 o   Joined the investment advisor in          asset-backed securities and
     1995.                                     government securities.
 o   Analyst specializing in mortgage-
     and asset-backed securities.          Timothy Vile
 o   MBA, Drexel University.               Managing Director of Deutsche Asset
                                           Management and Co-Manager of the
 Thomas Flaherty                           fund.
 Managing Director of Deutsche Asset       o   Joined the investment advisor in
 Management and Co-Manager of the fund.        1991.
 o   Joined the investment advisor in      o   Prior to that, portfolio manager
     1995.                                     for fixed income portfolios at
 o   Analyst specializing in corporate         Equitable Capital Management.
     bonds and mortgages.                  o   BS from Susquehanna University.

                                          Scudder High Income Fund and
                                          Scudder High Income Plus Fund

                                           Andrew Cestone
                                           Director of Deutsche Asset
                                           Management.
                                          o    Joined the investment advisor in
                                               March 1998.
                                          o    Prior to that, Investment
                                               Analyst, Phoenix Investment
                                               Partners, from 1997 to 1998.
                                               Prior to that, Credit Officer,
                                               asset based lending group, Fleet
                                               Bank, from 1995 to 1997.

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Fixed Income Fund -- Institutional Class Shares

Scudder Limited Maturity Fund -- Institutional Class Shares

Scudder High Income Fund -- Institutional Class Shares

Scudder High Income Plus Fund -- Institutional Class Shares

  How to Invest in the Funds

  The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

  You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Buying and Selling Institutional Class Shares

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial representative"). Contact them for details on how to enter and pay for your order. Each fund's Advisor or Administrator may provide compensation to financial representatives for distribution, administrative and promotional services. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the fund. Your purchase order may not be accepted if the fund withdraws the offering of fund shares, the sale of fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the fund's shareholders.

Eligibility requirements

You may buy Institutional Shares if you are any of the following:

o An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o        An employee benefit plan with assets of at least $50 million.

o A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o        A client of the private banking division of Deutsche Bank AG.

o A current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares in the funds.

Investment minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived for:

o Investment advisory affiliates of Deutsche Bank Securities, Inc. or Scudder funds purchasing shares for the accounts of their investment advisory clients.

o        Employee benefit plans with assets of at least $50 million.

o        Clients of the private banking division of Deutsche Bank AG.

o A current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds.

The fund and its service providers reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

How to contact the Transfer Agent
--------------------------------------------------------------------------------
By Phone:           (800) 621-1048
--------------------------------------------------------------------------------
First Investments   Scudder Investments Service Company
By Mail:            P.O. Box 219356
                    Kansas City, MO 64121-9356
--------------------------------------------------------------------------------
Additional          Scudder Investments Service Company
Investments By      P.O. Box 219154
Mail:               Kansas City, MO 64121-9154
--------------------------------------------------------------------------------
By Overnight Mail:  Scudder Investments Service Company
                    811 Main Street
                    Kansas City, MO 64105-2005
--------------------------------------------------------------------------------
By Fax (for         (800) 821-6234
exchanging and
selling shares
only):
--------------------------------------------------------------------------------

You can reach ScudderACCESS, the Scudder automated information line, 24 hours a day, 7 days a week by calling (800) 972-3060.

How to open your fund account

--------------------------------------------------------------------------------
MAIL:             Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the transfer agent.) Mail the completed application along with a check payable to the fund you have selected to the transfer agent. Be sure to include the fund number. (For fund numbers, see below.) The addresses are shown under `How to contact the Transfer Agent.'
--------------------------------------------------------------------------------
WIRE:             Call the transfer agent to set up a wire account.
--------------------------------------------------------------------------------
FUND NAME         Scudder Fixed Income Fund-- Institutional Class--
AND FUND NUMBER   593
                  Scudder Limited Maturity Fund-- Institutional
                  Class-- 557
                  Scudder High Income Fund-- Institutional Class--
                  513
                  Scudder High Income Plus Fund-- Institutional
                  Class-- 596
--------------------------------------------------------------------------------

Please note that your account cannot become activated until we receive a completed application.

How to buy and sell shares

MAIL:

Buying: Send your check, payable to the fund you have selected to the transfer agent. Be sure to include the fund number. (For fund numbers, see "How to open your fund account.") The addresses are shown above under "How to contact the Transfer Agent." Be sure to include the fund number and your account number (see your account statement) on your check. If you are investing in more than one fund, make your check payable to `Scudder Funds' and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the transfer agent with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $250,000 worth of shares in your account to keep it open. Unless exchanging into another Scudder fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial representative must call Shareholder Services at (800) 621-1048 to notify us in advance of a wire transfer purchase. Inform Shareholder Services of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 pm (Eastern time) the next business day following your purchase.

Scudder Fixed Income Fund, Scudder Limited Maturity Fund and Scudder High Income Plus Fund:

--------------------------------------------------------------------------------
Bank Name:          Deutsche Bank Trust Company Americas
--------------------------------------------------------------------------------
Routing No:         021001033
--------------------------------------------------------------------------------
Attn:               Scudder Funds
--------------------------------------------------------------------------------
DDA No:             00-226-296
--------------------------------------------------------------------------------
FBO:                (Account name)
                    (Account number)
--------------------------------------------------------------------------------
Credit:             (fund name and number)
                    (See `How to open your fund account.')
--------------------------------------------------------------------------------

Scudder High Income Fund:

--------------------------------------------------------------------------------
Bank Name:          State Street Kansas City
--------------------------------------------------------------------------------
Routing No:         101003621
--------------------------------------------------------------------------------
Attn:               Scudder Funds
--------------------------------------------------------------------------------
DDA No:             751-069-1
--------------------------------------------------------------------------------
FBO:                (Account name)
                    (Account number)
--------------------------------------------------------------------------------
Credit:             Scudder High Income Fund -- Institutional Class -- 513
--------------------------------------------------------------------------------

Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times. If your wire is not received by 4:00 pm (Eastern time) on the next business day after the fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

Selling: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial representative or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your financial representative or Shareholder Services at (800) 621-1048. Inform Shareholder Services of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. The fund and its service providers reserve the right to waive the minimum from time to time at their discretion. We must receive your order by 4:00 pm (Eastern time) to wire your account the next business day.

TELEPHONE TRANSACTIONS:

You may place orders to buy and sell over the phone by calling your financial representative or Shareholder Services at (800) 621-1048. If your shares are in an account with the transfer agent, you may (1) redeem by check in an amount up to $100,000, or by wire (minimum $1,000), or (2) exchange the shares for Institutional shares of another Scudder fund by calling the transfer agent.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Institutional Class. The funds do have other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time), but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time that the funds are open for business. Once your order is received by the transfer agent, and they have determined that it is in "good order," it will be processed at the next share price calculated. Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

The funds accept payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the funds cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

Short-term redemption fee

The Scudder High Income Plus Fund may charge up to a 2.00% short-term redemption fee of the value of the shares being redeemed (either by selling or exchanging into another fund) within 180 days (approximately six months) of purchase. This fee will compensate the fund for expenses directly related to redemption of fund shares (such as brokerage costs, charges for credit lines and other redemption related costs). This fee will also discourage short-term investment in the fund which will facilitate more efficient portfolio management. The short-term redemption fee is withheld from redemption proceeds. This fee is not a deferred sales charge and is not a commission. The fee is paid to the fund.

The short-term redemption fee does not apply to:

o Shares acquired through reinvestment of dividends and other distributions;

o Shares of the fund in an account which is closed by us because it fails to meet the minimum balance requirements; and

o Shares held by 401(k) plans, similar individual account plans or profit sharing plans.

The fee may not be applied to shares held through certain omnibus accounts. With regard to these accounts, the fund reserves the right, in its sole discretion, to impose (or not to impose) the short-term redemption fee in the future. The fund will make this determination after considering, among other things, the fund's costs of processing redemptions from these accounts. You should consult with your retirement plan administrator or omnibus account representative to determine whether the redemption fee is applicable to your shares.

The Scudder High Income Plus Fund will use the `first-in, first-out' method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than 180 days, the short-term redemption fee will be assessed on the net asset value of those shares calculated at the time the redemption is effected.

How the fund calculates share price

The price at which you buy shares is as follows:

Institutional class shares -- net asset value per share or NAV

To calculate NAV, the share class uses the following equation:

             TOTAL ASSETS - TOTAL LIABILITIES
          ---------------------------------------    = NAV
            TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value has been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

Because the funds invest in securities that are traded primarily in foreign markets, the value of their holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

The Scudder High Income Plus Fund may charge a short-term redemption fee equal to 2.00% of the value of Institutional Class shares redeemed (either by selling the shares or exchanging into another fund) within 180 days of purchase.

Other rights we reserve

You should be aware that we may do any of the following:

o        withdraw or suspend the offering of shares at any time

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o redeem your shares and close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $250,000 for any reason other than a change in market value

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by `redeeming in kind,' that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund has a regular schedule for paying out any earnings to shareholders:

o        Income dividends: declared daily and paid monthly

o Short-term and long-term capital gains: November or December or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o  short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o  taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o  long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

If more than 50% of the fund's total assets at the end of the fiscal year are invested in foreign securities, the fund may elect to pass through to you your pro rata share of foreign taxes paid by the fund which you must then include in your income. If so, the fund will provide you with the necessary information to allow you to determine the amount of your credit (or deduction) for foreign taxes on your US federal income tax return.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before your fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after your fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of the income dividends they receive.

To Get More Information


Shareholder reports--These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything a fund owns, and its financial statements. Shareholders get these reports automatically at least semi-annually.

Statement of Additional Information (SAI)--This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about each fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about a fund, including a fund's SAI, at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.
--------------------------------------------------------------------------------

Scudder Investments                  SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza            Public Reference Section
Chicago, IL 60606-5808               Washington, D.C. 20549-0102
www.scudder.com                      www.sec.gov
(800) 621-1048                       (202) 942-8090


Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048                                                        CUSIP#
                                     Fixed Income Fund--
                                        Institutional Class:         617.35K.836
                                     Short-Term Limited Maturity Fund--
SCUDDER                                 Institutional Class:         617.35K.828
INVESTMENTS                          Scudder High Income Fund--
                                        Institutional Class:
                                     High Income Plus Fund--
A Member of                             Institutional Class:         617.35K.646
Deutche Asset Management [LOGO]      Morgan Grenfill Investment Trust   811-8006

                            SCUDDER HIGH INCOME FUND

        Class A, Class B, Class C, Class I and Institutional Class Shares

                          SCUDDER STRATEGIC INCOME FUND

                  Class A, Class B, Class C and Class I Shares

                     SCUDDER U.S. GOVERNMENT SECURITIES FUND

                  Class A, Class B, Class C and Class I Shares

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 1, 2003

This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus for Scudder High Income Fund (a "Fund"), a series of Scudder High Yield Series (a "Trust"), Scudder Strategic Income Fund and Scudder U.S. Government Securities Fund (each a "Fund," collectively with Scudder High Income Fund the "Funds," and each a "Trust," collectively with Scudder High Yield Series the "Trusts"), dated February 1, 2003 as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which this Statement of Additional Information was obtained.

The Annual Reports to Shareholders of each Fund, dated September 30, 2002 for Scudder High Income Fund and October 31, 2002 for Scudder Strategic Income Fund and Scudder U.S. Government Securities Fund accompany this Statement of Additional Information. They are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.


This Statement of Additional Information is incorporated by reference into the combined prospectus.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

INVESTMENT RESTRICTIONS......................................................1

INVESTMENT POLICIES AND TECHNIQUES...........................................3

MANAGEMENT OF THE FUNDS.....................................................22
   Investment Advisor.......................................................22
   Administrative Agreement.................................................28

FUND SERVICE PROVIDERS......................................................29
   Independent Accountants and Reports to Shareholders......................37
   Legal Counsel............................................................37
   Fund Accounting Agent....................................................37
   Custodian, Transfer Agent and Shareholder Service Agent..................37

PERFORMANCE.................................................................38

PURCHASE AND REDEMPTION OF SHARES...........................................41

TAXES.......................................................................53

NET ASSET VALUE.............................................................55


OFFICERS AND TRUSTEES.......................................................57

FUND ORGANIZATION...........................................................64


FINANCIAL STATEMENTS........................................................65

ADDITIONAL INFORMATION......................................................65

RATINGS OF INVESTMENTS......................................................66

                             INVESTMENT RESTRICTIONS


Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Fund's objective will be met.




Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.


Scudder High Income Fund has elected to be classified as a diversified series of Scudder High Yield Series, an open-end management investment company and each of Scudder Strategic Income Fund and Scudder U.S. Government Securities Fund has elected to be classified as a diversified open-end management investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

As a matter of fundamental policy, each Fund may not:


(1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund's ownership of securities;

(6) purchase physical commodities or contracts relating to physical commodities; or

(7) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


With respect to policy number 5 above, the Funds have no current intention to hold and sell real estate acquired as a result of a Fund's ownership of securities.

A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of a Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

The Trustees of each Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. Such nonfundamental policies may be changed or amended by the Trustees of each Trust without requiring prior notice to or approval of shareholders.

As a matter of non-fundamental policy, each Fund currently does not intend to:


(a) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in a Fund's registration statement which may be deemed to be borrowings;


(b) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;


(c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and
      (v) that a Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(d) purchase options, unless the aggregate premiums paid on all such options held by a Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of a Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of a Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of a Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);


(g) lend portfolio securities in an amount greater than 5% of its total assets; and


(i)   invest in companies for the purpose of exercising management or control;
      or


Each Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities.

Strategic Income Fund may engage in short sales against-the-box, although it is the Fund's current intention that no more than 5% of its net assets will be at risk.

Master/feeder Fund Structure. The Board of Trustees of a Trust has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.


A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Each Fund may purchase securities on a when-issued or delayed-delivery basis (commitments may not exceed 25% of the value of its assets, and for U.S. Government Securities Fund, delivery may not exceed 120 days from trade date).

Each Fund currently does not intend to invest more than 20% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets.


Each Fund currently does not intend to invest more than 10% of its total assets in inverse floaters.


Each Fund currently does not intend to invest more than 20% of its net assets in zero coupon US government securities [during the current year.] High Income Fund may purchase foreign securities, including up to 25% of its total in foreign securities that are traded principally in securities markets outside the United States.


Strategic Income Fund may invest up to 50% of its total in foreign securities that are traded principally in securities markets outside the United States.

U.S. Government Securities Fund will not invest in mortgage-backed securities (defined below) issued by private issuers.

For temporary defensive purposes, High Income Fund may invest all or a portion of its assets in money market instruments such as obligations of the US Government, its agencies or instrumentalities; other debt securities rated within the three highest grades by Moody's or S&P; commercial paper rated within the two highest grades by either of such ratings services; bank certificates of deposit or bankers' acceptances of domestic or Canadian chartered banks having total assets in excess of $1 billion; and any of the foregoing investments subject to short-term repurchase agreements.

In periods of unusual market conditions, Strategic Income Fund may, for defensive purposes, temporarily retain all or any part of its total in cash or cash equivalents.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objective and Policies


Each Fund is an open-end management investment company which continuously offers and redeems shares at net asset value. Each Fund is a company of the type commonly known as a mutual fund. Scudder High Income Fund is a series of Scudder High Yield Series. Scudder Strategic Income Fund is a series of Scudder Strategic Income Fund. Scudder U.S. Government Securities Fund is a series of Scudder U.S. Government Securities Fund. Scudder High Income Fund offers five classes of shares: Class A, Class B, Class C, Class I and Institutional Class shares. Scudder Strategic Income Fund and Scudder U.S. Government Securities Fund each offer four classes of shares: Class A, Class B, Class C and Class I shares.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing each Fund's portfolio assets. The Advisor, may in its discretion at any time employ such practice, technique or instrument for one or more Funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Funds, but, to the extent employed, could from time to time have a material impact on a Fund's performance. It is possible that certain investment practices and techniques described below may not be permissible for a Fund based on its investment restrictions, as described herein, and in the Fund's applicable prospectus.

Advance Refunded Bonds. A fund may purchase Municipal Securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid. The proceeds from the new issue of bonds are typically placed in an escrow fund consisting of U.S. Government obligations that are used to pay the interest, principal and call premium on the issue being refunded. A fund may also purchase Municipal Securities that have been refunded prior to purchase by a fund.

Asset-Backed Securities. Asset backed securities may include pools of mortgages ("mortgage-backed securities"), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the funds to dispose of any then existing holdings of such securities.

Asset-Indexed Securities. A fund may purchase asset-indexed securities which are debt securities usually issued by companies in precious metals related businesses such as mining, the principal amount, redemption terms, or interest rates of which are related to the market price of a specified precious metal. A fund will only enter into transactions in publicly traded asset-indexed securities. Market prices of asset-indexed securities will relate primarily to changes in the market prices of the precious metals to which the securities are indexed rather than to changes in market rates of interest. However, there may not be a perfect correlation between the price movements of the asset-indexed securities and the underlying precious metals. Asset-indexed securities typically bear interest or pay dividends at below market rates (and in certain cases at nominal rates). A fund may purchase asset-indexed securities to the extent permitted by law.

Collateralized Mortgage Obligations ("CMOs"). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The principal risk of CMOs results from the rate of prepayments on underlying mortgages serving as collateral and from the structure of the deal. An increase or decrease in prepayment rates will affect the yield, average life and price of CMOs.

Convertible Securities. A fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which a fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).

Corporate Obligations. Investment in corporate debt obligations involves credit and interest rate risk. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and as a result, more price volatility. Longer term bonds are, however, generally more volatile than bonds with shorter maturities.

Depositary Receipts. The Fund may invest in sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in U.S. dollar-denominated ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Dollar Roll Transactions. Dollar roll transactions consist of the sale by a fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a fund agrees to buy a security on a future date.

A fund will segregate cash, U.S. Government securities or other liquid assets in an amount sufficient to meet their purchase obligations under the transactions. A fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

Dollar rolls may be treated for purposes of the Investment Company Act of 1940, as amended, as borrowings of a fund because they involve the sale of a security coupled with an agreement to repurchase. A dollar roll involves costs to a fund. For example, while a fund receives a fee as consideration for agreeing to repurchase the security, a fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a fund, thereby effectively charging a fund interest on its borrowing. Further, although a fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of a fund's borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a fund is able to purchase them. Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to a fund, the security that a fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Euro. The implementation of the Euro may result in uncertainties for European securities and the operation of the Fund. The Euro was introduced on January 1, 1999 by eleven members countries of the European Economic and Monetary Union
(EMU). Implementation of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments which would not otherwise occur. Additional questions are raised by the fact that certain other European Community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Eurodollar Obligations. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and U.S. branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Fund may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs and experience conversion difficulties and uncertainties in connection with conversions between various currencies. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security.

The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. If the dollar falls in value relative to the Japanese yen, for example, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. Many foreign currencies have experienced significant devaluation relative to the dollar.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Foreign Fixed Income Securities. Since most foreign fixed income securities are not rated, the Fund will invest in foreign fixed income securities based on the Advisor's analysis without relying on published ratings. Since such investments will be based upon the Advisor's analysis rather than upon published ratings, achievement of the Fund's goals may depend more upon the abilities of the Advisor than would otherwise be the case.

The value of the foreign fixed income securities held by the Fund, and thus the net asset value of the Fund's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which the Fund's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of the Fund's investments in foreign fixed income securities, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and the Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceed of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of the Fund. Sovereign debt may be issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

Foreign Investment. While the Fund offers the potential for substantial appreciation over time, it also involves above-average investment risk in comparison to a mutual fund investing in a broad range of U.S. equity securities. The Fund is designed as a long-term investment and not for short-term trading purposes. The Fund should not be considered a complete investment program, although it could serve as a core international holding for an individual's portfolio. The Fund's net asset value, or price, can fluctuate significantly with changes in stock market levels, political developments, movements in currencies, global investment flows and other factors.

Foreign Securities. Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although the Advisor will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Investment-Grade Bonds. A fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Advisor. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. To the extent that a fund invests in higher-grade securities, a fund will not be able to avail itself of opportunities for higher income which may be available at lower grades.

Privatized Enterprises. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A fund's investments in the securities of privatized enterprises may include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a fund, to participate in privatizations may be limited by local law, or the price or terms on which a fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as an enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering, these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to operate effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Stand-by Commitments. A stand-by commitment is a right acquired by a fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at a fund's option, at a specified price. Stand-by commitments are also known as "puts." The exercise by a fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by commitments acquired by a fund will have the following features: (1) they will be in writing and will be physically held by a fund's custodian; (2) a fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a fund's acquisition cost (excluding any accrued interest which a fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period a fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

A fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The Advisor understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A fund intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.

High-Yield/High-Risk Bonds. A fund may each purchase debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated below Baa by Moody's or below BBB by S&P and unrated securities judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity securities. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Issuers of such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

A fund may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, a fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a fund's ability to dispose of particular issues and may also make it more difficult for a fund to obtain accurate market quotations for purposes of valuing a fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a fund's investment objective by investment in such securities may be more dependent on the Advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Advisor will determine whether it is in the best interests of a fund to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

Interfund Borrowing and Lending Program. The funds have received exemptive relief from the SEC, which permits the funds to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with a fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the funds are actually engaged in borrowing through the interfund lending program, the funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the funds may engage in reverse repurchase agreements and dollar rolls for any purpose.

Investing in Emerging Markets. A fund investments in foreign securities may be in developed countries or in countries considered by the Advisor to have developing or "emerging" markets, which involves exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Advisor believes that these characteristics may be expected to continue in the future.

Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a fund due to subsequent declines in value of the portfolio security or, if a fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a fund of any restrictions on investments.

In the course of investment in emerging markets, a fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. While a fund will manage its assets in a manner that will seek to minimize the exposure to such risks, there can be no assurance that adverse political, social or economic changes will not cause a fund to suffer a loss of value in respect of the securities in a fund's portfolio.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a fund's securities in such markets may not be readily available. A fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission. Accordingly if a fund believes that appropriate circumstances exist, it will promptly apply to the Securities and Exchange Commission for a determination that an emergency is present. During the period commencing from a fund's identification of such condition until the date of the Securities and Exchange Commission action, a fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of a fund's Board.

Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for certificated portfolio securities.

A fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by a fund defaults, a fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Income from securities held by a fund could be reduced by a withholding tax at the source or other taxes imposed by the emerging market countries in which a fund makes its investments. A fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to a fund or to entities in which a fund has invested. The Advisor will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

Many emerging markets have experienced substantial, and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect a fund's assets should these conditions recur.

The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Investment of Uninvested Cash Balances. A Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, a Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by a Fund in shares of the Central Funds will be in accordance with a Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with rule 2a-7 under the 1940 Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance a Fund's ability to manage Uninvested Cash.

A Fund will invest Uninvested Cash in Central Funds only to the extent that a Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchase and sales of shares of Central Funds are made at net asset value.



Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.

Loan Participations and Assignments. A fund may invest in fixed- and floating-rate loans ("Loans") arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("Lenders"). A fund's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in a fund having a contractual relationship only with the Lender and not with the borrower. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A fund will acquire Participations only if the Lender interpositioned between a fund and the borrower is determined by the Advisor to be creditworthy.

When a fund purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender.

A fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, a fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on a fund's ability to dispose of particular Assignments or Participations when necessary to meet a fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for a fund to assign a value to those securities for purposes of valuing a fund's portfolio and calculating its net asset value.


Securities Backed by Guarantees. The fund may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a fund and affect its share price.


Short Sales Against the Box. A fund may make short sales of common stocks if, at all times when a short position is open, a fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to a fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. A fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the custodian. Uncertainty regarding the tax effects of short sales of appreciated investments may limit the extent to which a fund may enter into short sales against the box.

Strategic Transactions and Derivatives. A fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, a fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the fund, and the fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. The fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by the fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If the fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund's income. The sale of put options can also provide income.

The fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the fund must be "covered" (i.e., the fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the fund will receive the option premium to help protect it against loss, a call sold by the fund exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

The fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The fund will not sell put options if, as a result, more than 50% of the fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If the fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

The fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

The fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the fund has or in which the fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the fund holds securities denominated in schillings and the Advisor believes that the value of schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the fund is engaging in proxy hedging. If the fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of the fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. The fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

U.S. Government Securities. There are two broad categories of U.S. Government-related debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies.

Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. Government Securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality.

Interest rates on U.S. Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the U.S. Government Securities in a fund's portfolio does not guarantee the net asset value of the shares of a fund. There are market risks inherent in all investments in securities and the value of an investment in a fund will fluctuate over time. Normally, the value of investments in U.S. Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. Government Securities will tend to decline, and as interest rates fall the value of a fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of a fund and may even result in losses to a fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a fund's average portfolio maturity. As a result, a fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

When-Issued Securities. A fund may from time to time purchase equity and debt securities on a "when-issued," "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by a fund to the issuer and no interest accrues to a fund. When a fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of a fund are held in cash pending the settlement of a purchase of securities, a fund would earn no income. While such securities may be sold prior to the settlement date, a fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. A fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

Zero Coupon Securities. A fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

                             MANAGEMENT OF THE FUNDS

Investment Advisor


On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for each Fund, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM is the investment advisor for each Fund. Under the supervision of the Board of Trustees of the Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain U.K. operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.


The Advisor manages each Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees.

Pursuant to an investment management agreement (the "Agreement") with each Fund, the Advisor acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.


The principal source of the Advisor's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.


The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team vigorously researches hundreds of companies. In selecting securities in which a Fund may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.


In certain cases, the investments for a Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.


The current Agreements, each dated April 5, 2002, were last approved by the Trustees on September 26, 2002. Each Agreement continued in effect until September 30, 2002 and continues from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund.


The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of their assignment.


Under each Agreement, the Advisor regularly provides each Fund with continuing investment management consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to each Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

Under each Fund's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as each Fund's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining each Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget; processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting each Fund in the conduct of its business, subject to the direction and control of the Trustees.

Scudder High Income Fund

Under its Agreement, the Fund pays the Advisor a management fee at an annual rate of 0.58% of the first $250 million of average daily net assets computed and accrued daily, 0.55% of the next $750 million of such net assets, 0.53% of the next $1.5 billion of such net assets, 0.51% of the next $2.5 billion of such net assets, 0.48% of the next $2.5 billion of such net assets, 0.46% of the next $2.5 billion of such net assets, 0.44% of the next $2.5 billion of such net assets and 0.42% of such net assets in excess of $12.5 billion computed and accrued daily and payable monthly. For the fiscal year ended September 30, 2002, the fund paid an advisory fee of ______. For the fiscal year ended September 30, 2001, the fee pursuant to the investment management agreement aggregated $16,242,096. For the fiscal year ended September 30, 2000, the Fund incurred a management fee of $20,715,587.

Scudder Strategic Income Fund

Under its Agreement, the Fund pays the Advisor a management fee at an annual rate of 0.58% of the first $250 million of the Fund's average daily net assets, 0.55% of the next $750 million of such net assets, 0.53% of the next $1.5 billion of such net assets, 0.51% of the next $2.5 billion of such net assets, 0.48% of the next $2.5 billion of such net assets, 0.46% of the next $2.5 billion of such net assets, 0.44% of the next $2.5 billion of such net assets and 0.42% of such net assets in excess of $12.5 billion, computed and accrued daily and payable monthly. For the fiscal year ended October 31, 2002, the Fund paid an advisory fee of ______. For the fiscal year ended October 31, 2001, the fee pursuant to the investment management agreement aggregated $2,666,693. For the fiscal year ended October 31, 2000, the Fund incurred a management fee of $11,324,099.

Effective on or about September 2, 2002, Deutsche Asset Management Investment Services Limited ("DeAMIS" or "Subadvisor"), One Appold Street, London, England, an affiliate of the Advisor, is the subadvisor for the Scudder Strategic Income Fund. DeAMIS serves as subadvisor pursuant to the terms of a sub-advisory agreement between it and the Advisor. Under the terms of the sub-advisory agreement, DeAMIS manages the investment and reinvestment of the Fund's portfolios and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request. DeAMIS will manage the portion of the Fund's assets invested in emerging market debt securities.

The Advisor pays DeAMIS for its services a sub-advisory fee, payable monthly, at the annual rate of 0.500% for the first $250 million of average daily net assets allocated to DeAMIS for management, 0.490% of the next $250 million of such net assets, 0.470% of the next $500 million of such net assets, and 0.430% of such net assets in excess of $1 billion.

The sub-advisory agreement provides that DeAMIS will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the sub-advisory agreement relates, except a loss resulting from willful misconduct, bad faith or gross negligence on the part of DeAMIS in the performance of its duties or from reckless disregard by DeAMIS of its obligations and duties under the sub-advisory agreement.

The sub-advisory agreement remains in effect until September 30, 2003 unless sooner terminated or not annually approved as described below. Notwithstanding the foregoing, the sub-advisory agreement shall continue in effect through September 30, 2003, and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the Trustees of the Fund who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The sub-advisory agreement may be terminated at any time upon 60 days' notice by the Advisor or the Subadvisor by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon termination of the Fund's investment management agreement.

Scudder U.S. Government Securities Fund

Under its Agreement, the Fund pays the Advisor a management fee at an annual rate of 0.45% of the first $250 million of the Fund's average daily net assets, 0.43% of the next $750 million of such net assets, 0.41% of the next $1.5 billion of such net assets, 0.40% of the next $2.5 billion of such net assets, 0.38% of the next $2.5 billion of such net assets, 0.36% of the next $2.5 billion of such assets, 0.34% of the next $2.5 billion of such assets and 0.32% of such net assets in excess of $12.5 billion computed and accrued daily and payable monthly. For the fiscal year ended October 31, 2002, the Fund paid an advisory fee of ______. For the fiscal year ended October 31, 2001, the fee pursuant to the investment management agreement aggregated $13,520,837. For the fiscal year ended October 31, 2000, the Fund incurred a management fee of $3,399,508.

Under its investment management agreement a Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. A Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Funds' expense.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.


Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of a Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of a Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

The term Scudder Investments is the designation given to the services provided by the Advisor and its affiliates to the Scudder Family of Funds.

Board's Approval of New Investment Management Agreements for the Funds


The Board of each Fund approved a new investment management agreement with the Advisor for each Fund at a special meeting on February 4, 2002, subject to approval by shareholders, which was obtained on March 28, 2002. The new investment management agreements took effect on April 5, 2002, in conjunction with the consummation of a transaction in which Deutsche Bank AG ("Deutsche Bank") acquired 100% of the outstanding voting securities of the Advisor.


The terms of each new investment management agreement are substantially identical to the terms of the former investment management agreement, the renewal of which the Board had approved on September 26, 2001, except that the new management agreement permits the Advisor to appoint certain of its affiliates as Subadvisors to perform certain of its duties.

In considering whether to approve the new investment management agreement for each Fund, the Board was given extensive information about the proposed change in control of the Advisor. The Board also met many times to discuss the transaction with Deutsche Bank, and the Independent Trustees met numerous times separately. Throughout the process, the Independent Trustees had the assistance of legal counsel, who advised them on, among other things, their duties and obligations. In addition, the Independent Trustees engaged various consultants to help them evaluate the proposed transaction.

In connection with its review of the new investment management agreement, the Board obtained substantial information regarding: the management, financial position and business of Deutsche Bank; the history of Deutsche Bank's business and operations; the investment performance of the investment companies advised by Deutsche Asset Management; the proposed structure, operations and investment processes of the combined investment management organization after the transaction; and the future plans of Deutsche Bank and the Advisor with respect to the Advisor's affiliated entities and the Funds. The Board also received information regarding the terms of the transaction, anticipated management of the combined organization, the resources that Deutsche Bank intended to bring to the combined organization and the process being followed by Deutsche Bank and the Advisor to integrate their organizations. The Board also reviewed current and pro forma staffing and financial information for the combined organization, along with Deutsche Bank's plans to reduce its expenses through reduction of organizational redundancies and the achievement of synergies and efficiencies.

Deutsche Bank identified to the Board one of the key focuses of the transaction as being the creation of a single disciplined, globally integrated investment management organization combining the strengths of the various investment advisory entities that comprise Deutsche Asset Management and the Advisor. The Independent Trustees met with the chief global investment officer of the proposed combined organization, who articulated Deutsche Bank's plan to create a global research-centric investment management organization. The Board considered that Deutsche Bank proposed a new chief global investment officer and other significant personnel changes for the Advisor. The Board considered the experience and track records of identified senior investment personnel that would be part of the combined investment management organization. The Board also considered the proposed structure of the combined trading platform, including the use of brokerage commissions to generate "soft dollars" to pay for research-related services and proposed policies, procedures and practices with respect to trading with Deutsche Bank and its affiliates. The Board considered Deutsche Bank's plans for distribution and marketing, shareholder servicing, investment operations, accounting and administration.

Board Considerations in Connection with Annual Renewal of Investment Management Agreements for the Funds


The Board of Trustees approved the renewal of each Fund's advisory contract on September 26, 2002. As part of the annual contract review process, commencing in July, 2002, the Board, as a whole, the Independent Trustees, separately, and each Fund's Oversight Committee met on several occasions to consider the renewal of each Fund's investment management agreement. The Oversight Committee initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committee presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committee's findings and recommendations and presented their recommendations to the full Board. At a meeting on September 26, 2002, the Board concluded that the terms of the investment management agreements for each Fund are fair and reasonable and the continuance of each agreement is in the best interest of each Fund.


In connection with their meetings, the Oversight Committee and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the Advisor; (ii) the management fees, expense ratios and asset sizes of the Funds relative to peer groups; (iii) the level of the Advisor's profits with respect to the management of the Funds, including the methodology used to allocate costs among funds advised by the Advisor; (iv) the short-term and long-term performance of the Funds relative to appropriate peer groups and one or a combination of market indices; (v) fall-out benefits to the Advisor from its relationship to the Funds, including revenues derived from services provided to the Funds by affiliates of the Advisor; and (vi) the potential benefits to the Advisor, the Funds and their shareholders of receiving research services from broker/dealer firms in connection with the allocation of portfolio transactions to such firms.

Investment Performance. The Board reviewed each Fund's investment performance as well as the performance of a peer group of funds, and the performance of an appropriate index or combination of indices. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance of certain funds advised by the Advisor and steps taken by the Advisor to improve such underperformance. In particular, the Board has requested the Advisor to identify Scudder funds whose performance ranks in the lowest quartile of their peer group ("Focus Funds") and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.

Fees and Expenses. The Board considered each Fund's management fee rates, expense ratios and asset sizes relative to an appropriate peer group of funds, including information about the effect of the unitary fee structure under the administration agreement and expense limitation commitments from the Advisor.

Profitability. The Board considered the level of the Advisor's profits with respect to the management of each Fund, including a review of the Advisor's methodology in allocating its costs to the management of the Funds. The Board considered the profits realized by the Advisor in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Board also considered the Advisor's overall profit margins in comparison with available industry data.

Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of each Fund and whether the Fund has appropriately benefited from any economies of scale. The Board considered whether the management fee rate is reasonable in relation to the asset size of the Fund.

Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates, including the receipt of research through the use of soft dollars.

Administrative Agreement


Effective May 29, 2001 each Fund has entered into an administrative services agreement with the Advisor (the "Administrative Agreement") pursuant to which the Advisor will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its investment management agreement with each Fund, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") as follows: for Scudder High Income Fund 0.200%, 0.275%, 0.275%, 0.100% and 0.275% of average daily net assets for Class A, B, C, I and Institutional Class shares, respectively, computed and accrued daily and payable monthly; for Scudder Strategic Income Fund, 0.325%, 0.375% and 0.200% of average daily net assets for Class A, B and C shares, respectively, computed and accrued daily and payable monthly; and for Scudder U.S. Government Securities Fund, 0.200%, 0.250%, 0.175% and 0.100% of average daily net assets for Class A, B, C and I shares, respectively, computed and accrued daily and payable monthly. In addition, the Advisor had agreed to waive 0.004% of the Administrative Fee for Class A shares of Scudder U.S. Government Securities Fund through May 29, 2002. One effect of this arrangement is to make each Fund's future expense ratio more predictable. However, the Funds will not benefit from economies of scale derived from increases in assets.

High Income Fund: For the period May 29, 2001 through September 30, 2001, the Administrative Fees aggregated $1,404,715, $691,591, $125,431 and $3,859 for Class A, B, C and I shares, respectively. For the fiscal year ended September 30, 2002, the Administrative Fees aggregated $____, $_____, $______ and $____ for Class A, B, C and I shares, respectively.

Strategic Income Fund: For the period May 29, 2001 through October 31, 2001, the Administrative Fees aggregated $461,807, $168,561 and $14,434 for Class A, B and C shares, respectively. For the fiscal year ended October 31, 2001, the Administrative Fees aggregated $___, $____, $_____ and $____for Class A, B, C and I shares, respectively.

U.S. Government Securities Fund: For the period May 29, 2001 through October 31, 2001, the Administrative Fees aggregated $3,281,215, $215,507, $51,847 and $1,980 for Class A, B, C and I shares, respectively. For the fiscal year ended September 30, 2002, the Administrative Fees aggregated $____, $_____, $___ and $_____ for Class A, B, C and I shares, respectively. For the period prior to May 29, 2002, the Advisor waived 0.004% of the Administrative Fee for Class A shares of Dynamic Growth Fund.

Various third-party service providers (the "Service Providers"), some of which are affiliated with the Advisor, provide certain services to the Fund pursuant to separate agreements with each Fund.

The Advisor will pay the Service Providers for the provision of their services to each Fund and will pay most other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay the Advisor an Administrative Fee.


Each Administrative Agreement is for an initial term ending September 30, 2003, subject to earlier termination by the Board, and will continue in effect on an annual basis thereafter, provided that such continuance is approved at least annually by a majority of the Trustees, including the Non-interested Trustees. The Agreement may be terminated at any time by the Board upon 60 days' notice. The Agreement may be terminated by the Advisor on or after September 30, 2003 upon 60 days' notice. The fee payable by each Fund to the Advisor pursuant to the Administrative Agreement is reduced by the amount of any credit received from each Fund's custodian for cash balances.

The Adviser has indicated that it intends to terminate the Administrative Agreement effective September 30, 2003. The Board and the Adviser are currently negotiating alternative arrangements in anticipation of the Administrative Agreement being terminated. Without the Administrative Agreement, fees paid by each class of shares for administrative services currently paid and provided pursuant to the Administrative Agreement may be higher.


Certain expenses of each Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with the Advisor.

Code of Ethics


The Trusts, the Advisor and the Funds' principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             FUND SERVICE PROVIDERS

Principal Underwriter and Administrator. Pursuant to an Underwriting and Distribution Services Agreement ("Distribution Agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter, distributor and administrator for the Class A, Class B, Class C, Class I and Institutional Class shares, as applicable, of each Fund and acts as agent of each Fund in the continuous offering of its Shares. Each Distribution Agreement, dated April 5, 2002 was last approved by the Trustees on September 26, 2002.

Each Distribution Agreement had an initial term ending September 30, 2002 and continues in effect from year to year so long as its continuance is approved for each class at least annually by a vote of the Board of Trustees of each Fund, including the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the Distribution Agreement. Each Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by each Fund or by SDI upon 60 days' notice. Termination by each Fund with respect to a class may be by vote of (i) a majority of the Board members who are not interested persons of each Fund and who have no direct or indirect financial interest in the Distribution Agreement, or (ii) a "majority of the outstanding voting securities" of the class of each Fund, as defined under the 1940 Act. All material amendments must be approved by the Board of Trustees in the manner described above with respect to the continuation of the Agreement. The provisions concerning continuation, amendment and termination of a Distribution Agreement are on a series by series and class by class basis.

SDI bears all of its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions. Each Fund pays the cost for the prospectus and shareholder reports to be typeset and printed for existing shareholders, and SDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. As indicated under "Purchases," in the section "Purchase and Redemption of Shares," SDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of the Funds' shares. SDI receives no compensation from the funds as principal underwriter for Class A shares. SDI receives compensation from the Funds as principal underwriter for Class B and Class C shares.

Shareholder and administrative services are provided to each Fund on behalf of Class A, Class B and Class C shareholders under a Shareholder Services Agreement (the "Services Agreement") with SDI. The Services Agreement continues in effect from year to year so long as such continuance is approved for a Fund at least annually by a vote of the Board of the applicable Fund, including the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the Services Agreement. The Services Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by a Fund or by SDI upon 60 days' notice. Termination with respect to the Class A, B or C shares of a Fund may be by a vote of (i) the majority of the Board members of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the Services Agreement, or (ii) a "majority of the outstanding voting securities" of the Class A, B or C shares, as defined under the 1940 Act. The Services Agreement may not be amended for a class to increase materially the fee to be paid by the Fund without approval of a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Services Agreement.


Under the Services Agreement, SDI may provide or appoint various broker-dealer firms and other service or administrative firms ("firms") to provide information and services to investors in a Fund. Typically, SDI appoints firms that provide services and facilities for their customers or clients who are investors in a Fund. Firms appointed by SDI provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding a Fund, providing assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation.


SDI bears all of its expenses of providing those services pursuant to the Services Agreement, including the payment of a service fee to firms (as defined below). As indicated under the Rule 12b-1 Plan discussed below, SDI receives compensation from the Funds' Class A, B and C shares for its services under the Services Agreement.


Rule 12b-1 Plans.


Each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (each a "Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by SDI to pay for distribution services for those classes. Pursuant to each Rule 12b-1 Plan, shareholder and administrative services are provided to the applicable Fund on behalf of its Class A, B and C shareholders under each Fund's Services Agreement with SDI. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The Rule 12b-1 distribution plans for Class B and Class C shares provide alternative methods for paying sales charges and may help funds grow or maintain asset levels to provide operational efficiencies and economies of scale. Rule 12b-1 service plans provide compensation to SDI or intermediaries for post-sales servicing. Since each Distribution Agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by SDI to pay for distribution and services for those classes, the agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The Rule 12b-1 Plan may not be amended to increase the fee to be paid by a Fund with respect to a class without approval by a majority of the outstanding voting securities of such class of the Fund. Similarly, the Services Agreement is approved and reviewed separately for the Class A shares, Class B shares and Class C shares in accordance with Rule 12b-1.


If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of the applicable Fund to make payments to SDI pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for a Fund to pay any expenses incurred by SDI other than fees payable under a Rule 12b-1 Plan, if for any reason the Rule 12b-1 Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse SDI for its expenses incurred.

Class B and Class C Shares


Distribution Services. For its services under the Distribution Agreement, SDI receives a fee from each Fund under its Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class B shares. This fee is accrued daily as an expense of Class B shares. SDI also receives any contingent deferred sales charges paid with respect to Class B shares. SDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the Distribution Agreement, SDI receives a fee from each Fund under its Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. This fee continues until terminated by SDI or the applicable Fund. SDI also receives any contingent deferred sales charges paid with respect to Class C shares.


Class A, Class B and Class C Shares


Shareholder Services. For its services under the Services Agreement, SDI receives a shareholder services fee from each Fund under a Rule 12b-1 Plan, payable monthly, at an annual rate of up to 0.25% of the average daily net assets of Class A, B and C shares of that Fund.

With respect to Class A Shares of a Fund, SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A Shares of a Fund, commencing with the month after investment. With respect to Class B and Class C Shares of a Fund, SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, SDI currently intends to pay firms a service fee at a rate of up to 0.25%(calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares of the Fund maintained and serviced by the firm. Firms to which service fees may be paid include affiliates of SDI. In addition SDI may, from time to time, pay certain firms from it own resources additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of a Fund.

SDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for shareholder or administrative functions performed for a Fund. Currently, the shareholder services fee payable to SDI is payable at an annual rate of up to 0.25% of net assets based upon Fund assets in accounts for which a firm provides administrative services and at the annual rate of 0.15% of net assets based upon Fund assets in accounts for which there is no firm of record (other than SDI) listed on a Fund's records. The effective shareholder services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is held in accounts for which a firm of record provides shareholder services. The Board of each Fund, in its discretion, may approve basing the fee to SDI at the annual rate of 0.25% on all Fund assets in the future.

Prior to the implementation of the Rule 12b-1 Plan, the administrative service fees were paid by each Fund under the administrative services agreements as set forth below:

Fund                              Fiscal Year          Class A            Class B           Class C
----                              -----------          -------            -------           -------

High Income Fund                      2001            $4,905,619         $1,847,647        $317,954
                                      2000            $                  $                 $

For the fiscal year ended September 30, 2001, the Fund paid $8,962,095 to SDI in administrative service fees.

Fund                              Fiscal Year          Class A            Class B           Class C
----                              -----------          -------            -------           -------

Strategic Income Fund                 2001            $807,035           $276,448          $44,167

For the fiscal year ended October 31, 2000, the Fund paid $1,520,015 to SDI in administrative service fees.

Fund                              Fiscal Year          Class A            Class B           Class C
----                              -----------          -------            -------           -------

U.S. Government Securities Fund       2001            $6,426,779         $399,312          $143,028

For the fiscal year ended October 31, 2000, the Fund paid $5,946,401 to SDI in administrative service fees.


Expenses of the Funds paid in connection with the Rule 12b-1 Plans for each class of shares are set forth below. A portion of the marketing and sales and operating expenses shown below could be considered overhead expenses.


                                                   Shareholder Services Fees under
                                         Rule 12b-1 for Fiscal Year Ended September 30, 2002
                                         ---------------------------------------------------
                                                                                                   Shareholder
                           Shareholder Services         Shareholder          Shareholder Service   Service Fees
                               Fees Paid by             Service Fees         Fees Paid by SDI to     Retained
Fund                           Fund to SDI*        Paid by SDI to Firms**     Affiliated Firms        by SDI
-----                          ------------        ----------------------     ----------------        ------

High Income Fund
Class A
Class B
Class C

                                                       Shareholder Services Fees under
                                              Rule 12b-1 for Fiscal Year Ended October 31, 2002
                                              -------------------------------------------------
                                                                                                   Shareholder
                           Shareholder Services          Shareholder         Shareholder Service   Service Fees
                               Fees Paid by             Service Fees         Fees Paid by SDI to     Retained
                               Fund to SDI*        Paid by SDI to Firms**      Affiliated Firms       by SDI
                               ------------        ----------------------      ----------------       ------

Strategic Income Fund
Class A
Class B
Class C

                                                       Shareholder Services Fees under
                                              Rule 12b-1 for Fiscal Year Ended October 31, 2002
                                              -------------------------------------------------
                                                                                                   Shareholder
                           Shareholder Services          Shareholder         Shareholder Service   Service Fees
                               Fees Paid by             Service Fees         Fees Paid by SDI to     Retained
                               Fund to SDI*        Paid by SDI to Firms**      Affiliated Firms       by SDI
                               ------------        ----------------------      ----------------       ------

U.S. Government
Securities Fund
Class A
Class B
Class C

* Prior to May 29, 2001, fees paid under the Services Agreements were paid at the same rate described above; however, such fees were not paid pursuant to a Fund's Rule 12b-1 Plan.

**    Including affiliated firms.

----------------------------------------------------------------------------------------------
                                  Compensation to Underwriter and Firms
                                for Fiscal Year Ended September 30, 2002
----------------------------------------------------------------------------------------------
                                                  Contingent
                     Distribution  Compensation    Deferred    Compensation   Compensation
                      Fees Paid      Retained    Sales Charge  Paid by SDI   Paid by SDI to
Fund                    to SDI        by SDI      Paid to SDI    to Firms    Affiliated Firms
----                    ------        ------      -----------    --------    ----------------

High Income Fund
Class B
Class C

-----------------------------------------------------------------------------------
                                Other Distribution Expenses Paid
                     by Underwriter for Fiscal Year Ended September 30, 2002
-----------------------------------------------------------------------------------
                    Advertising              Marketing   Misc.
                        and      Prospectus  and Sales  Operating  Interest
Fund                 Literature   Printing    Expenses  Expenses    Expense
----                 ----------   --------    --------  --------    -------

High Income Fund
Class B
Class C


---------------------------------------------------------------------------------------------------
                                 Compensation to Underwriter and Firms
                                 for Fiscal Year Ended October 31, 2002
---------------------------------------------------------------------------------------------------
                                                    Contingent
                        Distribution  Compensation   Deferred      Compensation      Compensation
                         Fees Paid      Retained    Sales Charge   Paid by SDI to   Paid by SDI to
Fund                      to SDI        by SDI      Paid to SDI       Firms        Affiliated Firms
----                      ------        ------      -----------       -----        ----------------

Strategic Income Fund
Class B                                    $             $              $                $
Class C                                    $             $              $                $

U.S. Government
Securities Fund
Class B                                    $             $              $                $
Class C                                    $             $              $                $

---------------------------------------------------------------------------------
                                     Other Distribution Expenses Paid
                          by Underwriter for Fiscal Year Ended October 31, 2002
---------------------------------------------------------------------------------

                        Advertising               Marketing    Misc.
                            and      Prospectus   and Sales  Operating   Interest
Fund                    Literature    Printing    Expenses    Expenses    Expense
----                    ----------    --------    --------    --------    -------

Strategic Income Fund
Class B                     $            $           $           $          $
Class C                     $            $           $           $          $

U.S. Government
Securities Fund
Class B                     $            $           $           $          $
Class C                     $            $           $           $          $

The following table shows the aggregate amount of underwriting commissions paid to SDI, the amount in commissions it paid out to brokers and the amount of underwriting commissions retained by SDI.

                                                  Aggregate       Aggregate                                    Aggregate
                                                    Sales        Commissions     Aggregate Commissions        Commissions
Fund                             Fiscal Year     Commissions    Paid to Firms   Paid to Affiliated Firms    Retained by SDI
----                             -----------     -----------    -------------   ------------------------    ---------------

High Income Fund
Class A                            2002
                                   2001
                                   2000

Strategic Income Fund
Class A                            2002
                                   2001
                                   2000

U.S. Government Securities Fund
Class A                            2002
                                   2001
                                   2000

Certain trustees or officers of the Funds are also directors or officers of the Advisor or SDI, as indicated under "Officers and Trustees."

Brokerage Commissions


Allocations of brokerage may be placed by the Advisor or the subadvisor.


The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

A Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research services to the Advisor or a Fund. The term "research services", includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or a Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund or of other Funds managed by the Advisor or its affiliates. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

High Income Fund: For the fiscal years ended September 30, 2000, September 30, 2001 and September 30, 2002, the Fund paid aggregate brokerage commissions of $_____, $23,185 and $_____.

Strategic Income Fund: For the fiscal years ended ______________, 2000, September 30, 2001 and September 30, 2002, the Fund paid aggregate brokerage commissions of $_____, $622 and $_____.

U.S. Government Securities Fund: For the fiscal years ended ____________, 2000, September 30, 2001 and September 30, 2002, the Fund paid aggregate brokerage commissions of $_____, $58,014 and $_____.

For the fiscal year ended September 30, 2002:

                                               Percentage of
                          Percentage of         Transactions        Dollar Amount of     Dollar Amount of
                       Commissions Paid to       Involving         Commissions Paid to     Transactions
                           Affiliated        Commissions Paid to      Brokers for         Allocated for
Name of Fund                Brokers          Affiliated Brokers    Research Services    Research Services
------------                -------          ------------------    -----------------    -----------------

High Income Fund

For the fiscal year ended October 31, 2002:

                                               Percentage of
                          Percentage of         Transactions       Dollar Amount of      Dollar Amount of
                       Commissions Paid to       Involving        Commissions Paid to      Transactions
                           Affiliated       Commissions Paid to       Brokers for         Allocated for
Name of Fund                Brokers          Affiliated Brokers    Research Services    Research Services
------------                -------          ------------------    -----------------    -----------------

Strategic Income Fund

For the fiscal year ended October 31, 2002:

                                               Percentage of
                          Percentage of         Transactions       Dollar Amount of      Dollar Amount of
                       Commissions Paid to       Involving        Commissions Paid to      Transactions
                            Affiliated      Commissions Paid to       Brokers for         Allocated for
Name of Fund                 Brokers         Affiliated Brokers    Research Services    Research Services
------------                 -------         ------------------    -----------------    -----------------

U.S. Government
Securities Fund

Portfolio Turnover

Portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less.

Higher levels of activity by a Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made whenever necessary, in the Advisor's discretion, to meet a Fund's objective.

Portfolio turnover rates for the two most recent fiscal periods are as follows:


High Income Fund: For the fiscal years ended September 30, 2001 and September 30, 2002, the Fund's portfolio turnover rate was 69% and ___%, respectively.

Strategic Income Fund: For the fiscal years ended October 31, 2001 and October 31, 2002, the Fund's portfolio turnover rate was 124% and __%, respectively.

U.S. Government Securities Fund: For the fiscal years ended October 31, 2001 and October 31, 2002, the Fund's portfolio turnover rate was 83% and __%, respectively.


Independent Accountants and Reports to Shareholders


The financial highlights of each Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers audits the financial statements of the Funds and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel


Vedder, Price, Kaufman and Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to each Fund.


Fund Accounting Agent


Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining net asset value per share and maintaining the portfolio and general accounting records for the Funds. Currently, SFAC receives no fee for its services to the Funds.

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Fund held outside the United States. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund.

SSB is also each Fund's transfer agent and dividend paying agent. Pursuant to an agreement with SSB, Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, serves as each Fund's transfer, dividend-paying agent and shareholder service agent for each Fund's Class A, B, C and I shares and Institutional shares (for High Income
Fund). SISC receives as transfer agent an annual account fee of $14.00 ($23.00 for retirement accounts) plus account set up charges, annual fees associated with the contingent deferred sales charges (Class B shares only), an asset based fee of 0.05% and out-of-pocket expense reimbursement.

Scudder High Income Fund

For the period October 1, 2000 through May 29, 2001, the amount charged to the Fund's Class A, B, C and I shares by SISC amounted to $3,050,152.

Effective May 29, 2001, the above fee is paid by the Advisor in accordance with the Administrative Agreement.

Scudder Strategic Income Fund

For the period November 1, 2000 through May 29, 2001, the amount charged to the Fund's Class A, B and C shares by SISC amounted to $421,911, $317,704 and $3,030, respectively.

Effective May 29, 2001, the above fee is paid by the Advisor in accordance with the Administrative Agreement.

Scudder U.S. Government Securities Fund

For the period November 1, 2000 through May 29, 2001, the amount charged to the Fund's Class A, B, C and I shares by SISC amounted to $1,963,596, $69,783, $16,972 and $1,389, respectively.

Effective May 29, 2001 the above fees are paid by the Advisor in accordance with the Administrative Agreement.


Each Fund, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

                                   PERFORMANCE


Performance information is based on historical earnings and is not intended to indicate future performance. Performance will vary based on factors such as changes in market conditions and the level of expenses.

Unless otherwise indicated, Class A performance information includes the effect of the maximum initial sales charge. Class B performance information includes the effect of the maximum contingent deferred sales charge. Class C performance information includes the effect of the maximum initial sales charge and the maximum contingent deferred sales charge.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:

T        =  Average Annual Total Return
P        =  a hypothetical initial investment of $1,000
n        =  number of years
ERV      =  ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

      Average Annual Total Returns for the Period Ended September 30, 2002

                             1 Year                5 Year           Life of Fund
                             ------                ------           ------------

High Income Fund
         A
         B
         C

         I

       Average Annual Total Returns for the Period Ended October 31, 2002

                             1 Year               5 Year            Life of Fund
                             ------               -------           ------------

Strategic Income Fund
         A
         B
         C

         I

U.S. Government
Securities Fund
         A
         B
         C

         I


After-tax returns are an estimate that is based on the highest historical individual federal marginal income tax rates and do not reflect the effect of state and local taxes.

           Average Annual Total Returns (After Taxes on Distributions)

                                 P(1+T)^n = ATVD

Where:

      P          =   a hypothetical initial investment of $1,000

      T          =   average annual total return (after taxes on distributions)

      N          =   number of years

      ATVD       =   ending value of a hypothetical $1,000 payment made at the
                     beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions

Average annual total returns (after taxes on distributions) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class's expenses.

   Average Annual Total Returns (After Taxes on Distributions and Redemption)

                                P(1+T)^n = ATVDR

Where:

         P        =   a hypothetical initial investment of $1,000

         T        =   average annual total return (after taxes on distributions
                      and redemption)

         n        =   number of years

         ATVDR    =   ending value of a hypothetical
                      $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions

Average annual total returns (after taxes on distributions and redemption) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions and redemption) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class' expenses.

Aggregate Total Returns (Before Taxes)


A Fund, when advertising aggregate total return before taxes for a class of its shares, computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                         Aggregate Return = (ERV)/P - 1

Where:
         P      =   hypothetical initial payment of $1,000;

         ERV    =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).


The calculation for aggregate total returns before taxes is made assuming that
(1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment;] (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges and the applicable deferred sales charge] at the end of the measuring period.

Comparison of Fund Performance

Performance may be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.


                       PURCHASE AND REDEMPTION OF SHARES

General Information


Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by a Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of a Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.


A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.


Orders will be confirmed at a price based on the net asset value of a Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").


Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the transfer agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.


Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem a Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, a Fund's transfer agent, the transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from a Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless a Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50, maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.


Share Pricing. Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of twelve o'clock noon and the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of the member broker, rather than a Fund, to forward the purchase order to [Name of Transfer Agent] (the "Transfer Agent") in Kansas City by the close of regular trading on the Exchange.

Tax-Sheltered Retirement Plans. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Additional fees and transaction policies and procedures may apply to such plans. Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases


Each Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, a Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. A Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Financial Services Firms' Compensation. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers.


SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Scudder Investments Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.


In addition to the discounts or commissions described herein and the prospectus, SDI may pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of a Fund. In some instances, such amounts may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund, or other Funds underwritten by SDI.

SDI may re-allow to dealers up to the full applicable Class A sales charge during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act. Scudder Distributors, Inc. ("SDI") may in its discretion compensate investment dealers or other financial services firms in connection Compensation with the Schedule sale of #2(2) Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege and one of the three following compensation schedules up to the following amounts:

    Compensation Schedule #1(1)            Compensation Schedule #2(2)                 Compensation Schedule #3(2)(3)
    ---------------------------            ---------------------------                 ------------------------------
                                      As a                               As a                               As a
                                   Percentage                         Percentage                         Percentage
            Amount of                of Net         Amount of           of Net          Amount of          of Net
           Shares Sold             Asset Value     Shares Sold        Asset Value      Shares Sold       Asset Value
           -----------             -----------     -----------        -----------      -----------       -----------

$1 million to $5 million              1.00%      Under $15 million       0.75%      Over $15 million    0.25% - 0.50%
Over $5 million to $50 million        0.50%             --                --               --                --
Over $50 million                      0.25%             --                --               --                --

(1) The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the proprietary subaccount record keeping system, made available through Scudder Investments Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, SDI will consider the cumulative amount invested by the purchaser in a Fund and other Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above.

(2) Compensation Schedules 2 and 3 apply to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system. The Compensation Schedule will be determined based on the value of the conversion assets. Conversion from "Compensation Schedule #2" to "Compensation Schedule #3" is not an automatic process. Plans whose assets grow beyond $15 million will convert to Compensation Schedule 3 after being re-underwritten. When a plan's assets grow to exceed $15 million, the Plan Sponsor may request to be re-underwritten by contacting their Client Relationship Manager to discuss a conversion to Compensation Schedule #3.

(3) Compensation Schedule 3 is based on individual plan underwriting criteria. In most cases, the investment dealers are compensated at a rate of 0.25%. However, certain underwriting factors, such as the number of enrollment and education meetings conducted by Scudder staff the number of non-Scudder funds the plan chooses and the per participant record keeping fee, can increase the fee paid up to 0.50%.




The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. SDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. SDI advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, SDI currently pays firms for sales of Class C shares of distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. SDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares.

Class A Purchases. The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                         Sales Charge
                                                         ------------
                                                                             Allowed to Dealers
                                   As a Percentage of  As a Percentage of   as a Percentage of
Amount of Purchase                   Offering Price     Net Asset Value*      Offering Price
------------------                   --------------     ----------------      --------------

Less than $50,000                          5.75%               6.10%               5.20%
$50,000 but less than $100,000             4.50                4.71                4.00
$100,000 but less than $250,000            3.50                3.63                3.00
$250,000 but less than $500,000            2.60                2.67                2.25
$500,000 but less than $1 million          2.00                2.04                1.75
$1 million and over                         .00**               .00**              ***

*     Rounded to the nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***   Commission is payable by SDI as discussed below.

Class A NAV Sales. Class A shares may be sold at net asset value to:


(a) a current or former director or trustee of Deutsche or Scudder Mutual Funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder Investments family of funds or a broker-dealer authorized to sell shares of the Funds;

(b) registered representatives and employees of broker-dealers having selling group agreements with SDI and officers, directors and employees of service agents of a Fund, for themselves or their spouses or dependent children;


(c) certain professionals who assist in the promotion of Scudder Funds pursuant to personal services contracts with SDI, for themselves or members of their families. SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased;


(d) any trust, pension, profit-sharing or other benefit plan for only such persons listed under the preceding section (a);


(e) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;


(f) persons who purchase shares of a Fund through SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups;

(g) selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients pursuant to an agreement with SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares qualify;

(h) unit investment trusts sponsored by Ranson & Associates, Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

(i) through certain investment advisors registered under the Investment Advisors Act and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund;

(j) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees;


(k) in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends, and under other circumstances deemed appropriate by SDI and consistent with regulatory requirements; and


(l) pursuant to the Large Order NAV Privilege (if no other net asset value purchase privilege applies).


Class A shares also may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D.
IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by SDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.


Class A Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or SDI whenever a quantity discount or reduced sales charge is applicable to a purchase.


Combined Purchases. A Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the sales charge discount bracket attained by combining concurrent investments in Class A shares of any Scudder Funds that bear a sales charge.


For purposes of the Combined Purchases, Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Scudder Funds", (b) all classes of shares of any Scudder Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of Class A shares of Scudder Funds that bear a sales charge made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by SDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer-sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Scudder Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.


Class A Cumulative Discount. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares being purchased, the value of all Class A shares of Scudder Funds that bear a sales charge (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Multi-Class Suitability. SDI has established the following procedure regarding the purchase of Class A, Class B and Class C Shares. These procedures do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. That determination must be made by investors with the assistance of their financial representative. Orders for Class B Shares or Class C Shares for $500,000 or more will be declined with the exception of orders received from employer sponsored employee benefit plans using the subaccount recordkeeping system available through the Shareholder Service Agent ("Flex Plan"). Orders for Class B Shares or Class C Shares by employer sponsored employee benefit plans (not including plans under Code Section 403(b)(7) sponsored by a K-12 school district) using the subaccount recordkeeping system made available through the Flex Plan prior to October 1, 2002 will be invested instead in Class A Shares at net asset value when the combined subaccount value in a Fund or other Scudder Funds or other eligible assets is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount". Flex Plans set-up on the Flex recordkeeping system after October 1, 2002 will automatically begin purchasing Class A shares at net asset value once the plan's eligible assets reach $1 million. Flex Plans established prior to October 1, 2002 with eligible assets of less than $5 million may continue to purchase Class B or C shares until October 1, 2005. After October 1, 2005, all Flex Plans with eligible assets over $1 million must begin purchasing Class A Shares.

Class C Purchases. As of February 1, 2003, Class C shares are offered at net asset value with an up-front sales charge of 1.00%. Class C shares are also subject to a contingent deferred sales charge and a Rule 12b-1 distribution fee.

Waiver of the Class C up-front sales charge. The up-front sales charge will not be imposed on purchases of Class C shares in connection with the following types of transactions: (1) existing Class C shareowners as of January 31, 2003, who make additional purchases of Class C shares in the same fund(s); (2) Class C shares sold in connection with certain omnibus accounts which have entered into an agreement with the Advisor and/or SDI; (3) Class C shares sold in connection with certain retirement plans which have entered into an agreement with the Advisor and/or SDI; and (4) Class C shares sold through certain broker dealers which have entered into an agreement with the Advisor and/or SDI.

Note: Existing Class C shareowners who purchase Class C shares through a new account or purchase Class C shares of an additional fund will be charged the up-front sales charge

Purchase of Class I Shares. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment value, will typically be higher for Class I shares than for Class A, Class B, or Class C shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of the Advisor and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies. Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the Fund, and, in the case of category (4) above, selected dealers authorized by SDI.

Purchase of Institutional Class Shares. Information on how to buy Institutional Class shares is set forth in the section entitled "Buying and Selling Shares" in the relevant Fund's prospectuses. The following supplements that information. The following supplements that information. The minimum initial investment for Institutional Class shares is $250,000. There is no minimum subsequent investment requirement for the Institutional Class shares. The minimum amounts may be changed at any time in management's discretion.

Investors may invest in Institutional Class shares by setting up an account directly with a Fund's transfer agent or through an authorized service agent. Investors who establish shareholder accounts directly with the Fund's transfer agent should submit purchase and redemption orders as described in the Prospectus. Additionally, the Fund has authorized brokers to accept purchase and redemption orders for Institutional Class shares, as well as Class A, B and C shares for each Fund. Brokers, including authorized brokers of service organizations, are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Investors who invest through brokers, service organizations or their designated intermediaries may be subject to minimums established by their broker, service organization or designated intermediary.

A Fund will be deemed to have received a purchase or redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of a Fund may be purchased or redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by Scudder Investments Service Company. Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit purchase and redemption orders directly to their broker, service organization or designated intermediary. The broker or intermediary may charge you a transaction fee.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Scudder Investments family of funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call Scudder Investments Service Company at 1-800-621-1048.

To sell shares by bank wire you will need to sign up for these services in advance when completing your account application.

Automatic Investment Plan. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.


It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or Scudder mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class shares. If a fund does not offer Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The funds also reserve the right to waive the minimum account balance requirement for employee and director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.

Redemptions


Each Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of a Fund's shareholders.


A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.


Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by a Fund for up to seven days if a Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. A Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to a Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which shares, subject to CDSC may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment approximately the first of the month. Investors using this Plan must reinvest Fund distributions.

The purchase of Class A shares while participating in a automatic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals.


Contingent Deferred Sales Charge (CDSC). The following example will illustrate the operation of the CDSC. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the CDSC would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3.00% ($300) because it was in the second year after the purchase was made.

The rate of the CDSC is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 1998 will be eligible for the second year's charge if redeemed on or after March 1, 1999. In the event no specific order is requested when redeeming shares subject to a CDSC, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any CDSC directly. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.

The Class A CDSC will be waived in the event of:

(a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district;

(b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent;

(c) redemption of shares of a shareholder (including a registered joint owner) who has died;

(d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);


(e) redemptions under a Fund's Automatic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and


(f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

The Class B CDSC will be waived for the circumstances set forth in items (c),
(d) and (e) for Class A shares. In addition, this CDSC will be waived:


(g) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in the Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;


(h) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts); and

(i) in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (1) to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the CDSC and the conversion privilege), (2) in connection with retirement distributions (limited at any one time to 12% of the total value of plan assets invested in a Fund), (3) in connection with distributions qualifying under the hardship provisions of the Code and (4) representing returns of excess contributions to such plans.

The Class C CDSC will be waived for the circumstances set forth in items (b),
(c), (d) and (e) for Class A shares and for the circumstances set forth in items
(g) and (h) for Class B shares. In addition, this CDSC will be waived for:

(j) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and

(k) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

In-kind Redemptions. A Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Checkwriting. All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. A Fund pays the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of money market funds and the Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. Exchanges will be made automatically until the shareholder or a Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

Multi-Class Conversions. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Dividends


Each Fund intends to declare daily and distribute monthly substantially all of its net investment income (excluding short-term capital gains) resulting from investment activity. Distributions, if any, of net realized capital gains (short-term and long-term) will normally be made in December.


Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C Shares than for Class A Shares primarily as a result of the distribution services fee applicable to Class B and Class C Shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same class of a Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.    To receive income and capital gain dividends in cash.

Dividends will be reinvested in Shares of the same class of a Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See ".Combined Purchases" for a listing of such other Funds. To use this privilege of investing dividends of a Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in a Fund distributing the dividends. A Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund and class unless the shareholder requests in writing that a check be issued for that particular distribution.

If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

Each Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Code.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the funds/portfolios. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.


Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and has qualified as such since its inception. Each Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income and the diversification of its assets. Each Fund is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code.


If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).


Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's/Portfolio's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Although each Fund's distribution policies should enable it to avoid excise tax liability, a Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Fund.

Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

Dividends from domestic corporations may comprise a substantial part of each Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of a Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


In some cases, shareholders will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term " reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund, which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.

In addition, if a Fund invests in certain high yield original issue discount obligations issued by corporations (including tax-exempt obligations), a portion of the original issue discount accruing on the obligation may be treated as taxable dividend income. In such event, dividends of investment company taxable income received from the Fund by its shareholders, to the extent attributable to such portion of accrued original issue discount, would be taxable. Any such dividends received by the Fund's corporate shareholders may be eligible for the deduction for dividends received by corporations.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value (or its adjusted issue price if issued with original issue discount). Absent an election to include the market discount in income as it accrues, gain on the disposition of such an obligation will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount.


Investments in "passive foreign investment companies" could result in fund-level U.S. federal income tax or other charges on certain distributions from or the proceeds from the sales of the investment in such company; however, this Fund-level tax can be avoided if the fund makes an election to mark such investment to market annually or treats the passive foreign investment company as a "qualified electing fund."

A Fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other Strategic Transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign investment currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of a Fund's/Portfolio's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a flat U.S. withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.


Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards and post October loss carryover to which a Fund is entitled is disclosed in a Fund's annual and semi-annual reports to shareholders.


All distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

                                 NET ASSET VALUE

The net asset value of shares of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of a Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.




An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price, if applicable, as of the Value Time on such exchange. The closing settlement time for valuing certain futures contracts (and options thereon), such as S&P 500 and Nasdaq 100 contracts, is normally the close of trading on the futures exchange for those contracts, which is shortly after 4:00 p.m. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate, which shall be determined not more than one hour before the Value Time based on information obtained from sources determined by the Advisor to be appropriate.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

                              OFFICERS AND TRUSTEES


The following table presents certain information regarding the Trustees and Officers of the Funds as of September 30, 2002. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606.


Non-Interested Trustees


--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s) Held                                                                       Number of Funds
with the Trusts and Length of  Principal Occupation(s) During Past 5 Years and                    in Fund Complex
Time Served(1)                 Other Directorships Held                                           Overseen
--------------------------------------------------------------------------------------------------------------------
John W. Ballantine (56)        Retired; formerly, Executive Vice President and Chief Risk                83
Trustee, 1999-present          Management Officer, First Chicago NBD Corporation/The First
                               National Bank of Chicago (1996-1998); formerly,
                               Executive Vice President and Head of International Banking
                               (1995-1996); Directorships: Enron Corporation (energy
                               trading firm)(effective May 30, 2002); First Oak Brook
                               Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation
                               (designer, manufacturer and servicer of electronic and
                               mechanical petroleum marketing systems)
--------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham (69)          Retired; formerly, Director of Management Consulting, McNulty &           83
Trustee, 1977-present          Company; formerly, Executive Vice President, Anchor Glass
                               Container Corporation
--------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway (65)         Retired; formerly, Executive Vice President, A. O. Smith                  83
Trustee, 1980-present          Corporation (diversified manufacturer)
--------------------------------------------------------------------------------------------------------------------
James R. Edgar (56)            Distinguished Fellow, University of Illinois, Institute of                83
Trustee, 1999-present          Government and Public Affairs; formerly, Governor, State of
                               Illinois; Directorships: Kemper Insurance Companies; John B.
                               Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.;
                               Youbet.com (online wagering platform of Churchill Downs, Inc.)
--------------------------------------------------------------------------------------------------------------------
Paul K. Freeman (52)           President, Cook Street Holdings (consulting); Adjunct Professor,          83
Trustee, 2002-present          University of Denver; Consultant, World Bank/Inter-American
                               Development Bank; formerly Project Leader, International
                               Institute for Applied Systems Analysis (1998-2001); formerly,
                               Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s) Held                                                                       Number of Funds
with the Trusts and Length of  Principal Occupation(s) During Past 5 Years and                    in Fund Complex
Time Served(1)                 Other Directorships Held                                           Overseen
--------------------------------------------------------------------------------------------------------------------

Robert B. Hoffman (65)         Retired; formerly, Chairman, Harnischfeger Industries, Inc.               83
Trustee, 1981-present          (machinery for the mining and paper industries); formerly, Vice
                               Chairman and Chief Financial Officer, Monsanto Company
                               (agricultural, pharmaceutical and nutritional/food products);
                               formerly, Vice President and Head of International Operations,
                               FMC Corporation (manufacturer of machinery and chemicals)
--------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson (61)       Retired; formerly, President, Hood College; formerly, Partner,            83
Trustee, 1995-present          Steptoe & Johnson (law firm); formerly, Commissioner, Internal
                               Revenue Service; formerly, Assistant Attorney General (Tax), U.S.
                               Department of Justice; Directorships: Bethlehem Steel Corp.
--------------------------------------------------------------------------------------------------------------------
Fred B. Renwick (72)           Retired; Professor Emeritus of Finance, New York University,              83
Trustee, 1988-present          Stern School of Business; Directorships: The Wartburg Foundation;
                               The Investment Fund for Foundations; Chairman,
                               Finance Committee of Morehouse College Board of
                               Trustees; American Bible Society Investment
                               Committee; formerly, Director of Board of
                               Pensions, Evangelical Lutheran Church in America;
                               formerly, member of the Investment Committee of
                               Atlanta University Board of Trustees
--------------------------------------------------------------------------------------------------------------------
William P. Sommers (69)        Retired; formerly, President and Chief Executive Officer, SRI             83
Trustee, 1979-present          International (research and development); formerly, Executive
                               Vice President, Iameter (medical information and educational service provider); formerly, Senior Vice President and Director,
                               Booz, Allen & Hamilton Inc. (management consulting firm);
                               Directorships: PSI Inc. (engineering and testing firm); Evergreen
                               Solar, Inc. (develop/manufacture solar electric system engines);
                               H2 Gen (manufacture hydrogen generators); Zassi Medical
                               Evolutions, Inc. (specialists in intellectual property
                               opportunities in medical device arena)
--------------------------------------------------------------------------------------------------------------------
John G. Weithers (69)          Retired; formerly, Chairman of the Board and Chief Executive              83
Trustee, 1993-present          Officer, Chicago Stock Exchange; Directorships: Federal Life
                               Insurance Company; Chairman of the Members of the Corporation and
                               Trustee, DePaul University; formerly, International Federation of
                               Stock Exchanges; formerly, Records Management Systems
--------------------------------------------------------------------------------------------------------------------

Interested Trustees(2) and Officers


---------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s) Held                                                                        Number of Funds
with the Fund and Length of     Principal Occupation(s) During Past 5 Years and                    in Fund Complex
Time Served                     Other Directorships Held                                           Overseen
---------------------------------------------------------------------------------------------------------------------
Richard T. Hale(1,3) (57)       Managing Director, Deutsche Bank Securities Inc. (formerly                200
Chairman, Trustee and Vice      Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management
President, 2002-present         (1999 to present); Director and President, Investment Company
                                Capital Corp. (registered investment advisor) (1996 to present);
                                Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI
                                Fund (2000 to present), North American Income Fund (2000 to present); President, DB Hedge Strategies Fund LLC (June 2002 to
                                present), Montgomery Street Securities, Inc. (2002 to present)
                                (registered investment companies); Vice President, Deutsche Asset
                                Management, Inc. (2000 to present); formerly, Director, ISI
                                Family of Funds (registered investment companies; 4 funds
                                overseen) (1992-1999)
---------------------------------------------------------------------------------------------------------------------
William F. Glavin, Jr.(1) (44)  Managing Director of Deutsche Asset Management; Trustee,                  83
Trustee and President,          Crossroads for Kids, Inc. (serves at-risk children)
2001-present
---------------------------------------------------------------------------------------------------------------------
Philip J. Collora (56)          Senior Vice President of Deutsche Asset Management                        n/a
Vice President and Assistant
Secretary, 1986-present
---------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch(3) (48)        Managing Director, Deutsche Asset Management (2002-present) and           n/a
Vice President and Assistant    Director, Deutsche Global Funds Ltd. (2002-present); formerly,
Secretary, 2002-present         Director, Deutsche Asset Management (1999-2002), Principal, BT
                                Alex. Brown Incorporated (now Deutsche Bank Securities Inc.),
                                (1998-1999); Assistant General Counsel, United States Securities
                                and Exchange Commission (1993-1998)
---------------------------------------------------------------------------------------------------------------------
Kenneth Murphy(4) (38)          Vice President of Deutsche Asset Management (2001-present);               n/a
Vice President, 2002-present    formerly, Director, John Hancock Signature Services (1992-2001);
                                Senior Manager, Prudential Mutual Fund Services (1987-1992)
---------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo(4) (45)        Senior Vice President of Deutsche Asset Management                        n/a
Assistant Treasurer,
2002-present
---------------------------------------------------------------------------------------------------------------------
John R. Hebble(4) (44)          Senior Vice President of Deutsche Asset Management                        n/a
Assistant Treasurer,
1998-present
---------------------------------------------------------------------------------------------------------------------
Brenda Lyons(4) (40)            Senior Vice President of Deutsche Asset Management                        n/a
Assistant Treasurer,
1998-present
---------------------------------------------------------------------------------------------------------------------
John Millette(4) (40)           Vice President of Deutsche Asset Management                               n/a
Secretary, 2001-present
---------------------------------------------------------------------------------------------------------------------
Caroline Pearson(4) (40)        Managing Director of Deutsche Asset Management (1997-present);            n/a
Assistant Secretary,            formerly, Associate, Dechert (law firm) (1989-1997)
1998-present
---------------------------------------------------------------------------------------------------------------------

(1) Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor.

(2) As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.

(3)   Address: One South Street, Baltimore, Maryland

(4)   Address: Two International Place, Boston, Massachusetts

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.


William F. Glavin, Jr.:        Vice President and Director
Caroline Pearson:              Secretary
Phillip J. Collora:            Assistant Secretary

Trustees' Responsibilities. The officers of each Trust manage each Fund's day-to-day operations under the direction of the Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of each Fund and to provide oversight of the management of each Fund. A majority of the Trust's Board members are not affiliated with the Advisor.


The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.


Board Committees: The Board has the following committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald
L. Dunaway (Chairman), Robert B. Hoffman and William P. Sommers. The Audit Committee held [ ] meetings during calendar year 2002.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Non-interested Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), James R. Edgar and Shirley D. Peterson. The Nominating and Governance Committee held [ ] meetings during calendar year 2002. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Trust.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine and Richard T. Hale. Alternative members are Lewis A. Burnham, Donald
L. Dunaway, John G. Weithers and William F. Glavin. The Trust's Valuation Committee held [ ] meetings during calendar year 2002.

Equity Oversight Committee: The Equity Oversight Committee oversees investment activities of the Fund, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Equity Oversight Committee are John G. Weithers (Chairman), Lewis A. Burnham and Robert B. Hoffman. The Equity Oversight Committee held ___meetings during calendar year 2002.

Operations Committee: The Operations Committee oversees the operations of the Fund, such as reviewing the Fund's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements, shareholder services and proxy voting policies. Currently, the members of the Operations Committee are John W. Ballantine (Chairman), Paul
K. Freeman, Fred B. Renwick and John G. Weithers. The Trust's Operations Committee held [ ] meetings during calendar year 2002.

Remuneration. Each Non-Interested Trustee receives from each Fund a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor which may have different fee schedules. The Advisor supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services.

The Board of Trustees of each Trust established a deferred compensation plan for the Non-Interested Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Non-Interested Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to each Trust, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares, if any, are reflected below in the table describing the Trustees' share ownership.

Members of the Boards of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by each Fund. The Non-interested Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from the fund complex during the most recent calendar year.

                           Compensation      Compensation      Compensation                              Total Compensation
                           from Scudder      from Scudder      from Scudder     Pension or Retirement         Paid to
                            High Yield     Strategic Income   U.S. Government    Benefits Accrued as    Trustees from Fund
Name of Trustee               Series*            Fund*       Securities Fund*   Part of Fund Expenses      Complex(1)(5)
---------------               -------            -----       ----------------   ---------------------      -------------

John W. Ballantine               $                 $                 $                    $
Lewis A. Burnham                 $                 $                 $                    $
Donald L. Dunaway(2)             $                 $                 $                    $
James R. Edgar(3)                $                 $                 $                    $
Paul K. Freeman***               $                 $                 $                    $
Robert B. Hoffman                $                 $                 $                    $
Shirley D. Peterson(4)           $                 $                 $                    $
Fred B. Renwick                  $                 $                 $                    $
William P. Sommers               $                 $                 $                    $
John G. Weithers                 $                 $                 $                    $

* Scudder High Yield Series consists of Scudder High Income Fund and Scudder Strategic Income Fund and Scudder U.S. Government Securities Fund each consist of one fund.

**    Newly elected Trustee effective May 15, 2002.

(1) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the sale of the Advisor to Deutsche Bank. Such amounts totaled $________ for each Trustee, excluding Mr. Freeman who was not a Trustee of the Funds or the Chicago Board at the time of the sale. These meeting fees were borne by the Advisor.

(2) Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by DeIM. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Fund to Mr. Dunaway are $_________,

(3) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Fund to Governor Edgar are $_________.

(4) Includes $_______ in annual retainer fees received by Ms. Peterson in her role as lead Trustee.

(5) For each Trustee, total compensation includes compensation for service on the boards of ___ DeAM trusts/corporations comprised of ___ funds/portfolios. Each Trustee, except Mr. Freeman, currently serves on the boards of ____ DeAM trusts/corporations comprised of ____ funds/portfolios. For Mr. Freeman, the total includes compensation for service on the board of 34 DeAM Trusts/Corporations comprised of ___ funds/portfolios. Mr. Freeman currently serves on the boards of ___ DeAM trusts/corporations comprised of ___ funds/corporations.

Trustee Fund Ownership

Under each Trust's Governance Procedures and Guidelines, the Non-Interested Trustees have established the expectation that within three years an Non-Interested Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Non-Interested Trustee's personal investment needs. Each interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Trustee's share ownership of each Fund and all funds in the fund complex overseen by the Trustee as of December 31, 2002.

                                     Dollar Range of          Aggregate Dollar Range of Securities
                                Fund Shares Owned in High        Owned in All Funds in the Fund
Name of Trustee                        Income Fund                Complex Overseen by Trustee
---------------                        -----------                ---------------------------

John W. Ballantine
Lewis A. Burnham
Donald L. Dunaway*
James R. Edgar*
Paul K. Freeman
William F. Glavin, Jr.
Richard T. Hale
Robert B. Hoffman
Shirley D. Peterson
Fred B. Renwick
William P. Sommers
John G. Weithers

                                      Dollar Range of          Aggregate Dollar Range of Securities
                                   Fund Shares Owned in           Owned in All Funds in the Fund
Name of Trustee                    Strategic Income Fund           Complex Overseen by Trustee
---------------                    ---------------------           ---------------------------

John W. Ballantine
Lewis A. Burnham
Donald L. Dunaway*
James R. Edgar*
Paul K. Freeman
William F. Glavin, Jr.
Richard T. Hale
Robert B. Hoffman
Shirley D. Peterson
Fred B. Renwick
William P. Sommers
John G. Weithers

                                         Dollar Range of          Aggregate Dollar Range of Securities
                                    Fund Shares Owned in U.S.        Owned in All Funds in the Fund
Name of Trustee                     Government Securities Fund        Complex Overseen by Trustee
---------------                     --------------------------        ---------------------------

John W. Ballantine
Lewis A. Burnham
Donald L. Dunaway*
James R. Edgar*
Paul K. Freeman
William F. Glavin, Jr.
Richard T. Hale
Robert B. Hoffman
Shirley D. Peterson
Fred B. Renwick
William P. Sommers
John G. Weithers

* The dollar range of shares shown includes share equivalents of Scudder funds in which Governor Edgar and Mr. Dunaway are deemed to be invested pursuant to each Fund's Deferred Compensation Plan as more fully described below under "Compensation of Officers and Trustees."

As of [Date within 30 days of filing], all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of each Fund.

To the best of the Fund's knowledge, as of [Date within 30 days of filing], no other person owned beneficially more than 5% of each class of the Fund's outstanding shares (except as noted below).

                               TRUST ORGANIZATION


Organizational Description


High Income Fund is a series of Scudder High Yield Series. Scudder High Yield Series was organized as a business trust under the laws of Massachusetts on October 24, 1985 with a single portfolio. Prior to October 7, 2002, the Fund was known as Scudder High-Yield Fund. Effective January 31, 1986, the Trust, pursuant to a reorganization succeeded to the assets and liabilities of Kemper High Yield Fund, Inc., a Maryland corporation organized in 1977. Prior to October 1, 1997, the Trust was known as Kemper High Yield Fund.

Strategic Income Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Prior to February 5, 1999, the Fund was known as Kemper Diversified Income Fund. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Option Income Fund, Inc., a Maryland corporation organized in 1977. Prior to February 1, 1989, the Fund was known as Kemper Option Income Fund.

U.S. Government Securities Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper U.S. Government Securities Fund, Inc., a Maryland corporation (formerly known as Kemper Fund For Government Guaranteed Securities, Inc.) organized in 1980 as successor to a Pennsylvania business trust organized in 1977.

The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval.


The Funds generally are not required to hold meetings of their shareholders. Under the Agreement and Declaration of Trust of the Trust, as amended, ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declarations of Trust provide that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Trust or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Trust may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Trust itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed.

Any Trustee may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the mater voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of the Trust's portfolio securities and executed by the shareholder entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Trust shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

Subject to the limits of the Investment Company Act of 1940 and unless otherwise provided by the By-laws, a Director may be removed with or without cause, by the affirmative vote of a majority of (a) the Board of Directors, (b) a committee of the Board of Directors appointed for such purpose, or (c) the stockholders by vote of a majority of the outstanding shares of the Corporation.

It is possible that a Fund might become liable for a misstatement regarding another Fund. The Trustees of each Fund have considered this and approved the use of a combined SAI for the Funds.

                              FINANCIAL STATEMENTS

The financial statements, including the portfolio of investments, of each Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated September 30, 2002 for High Income Fund and October 31, 2002 for Strategic Income Fund and U.S. Government Securities Fund, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                             ADDITIONAL INFORMATION


Other Information

The CUSIP numbers for each class of Scudder High Income Fund are:

Class A: 81115L-105

Class B: 81115L-204

Class C: 81115L-303

Class I: 81115L-402

Institutional Class: 81115L-501

Scudder High Income Fund has a fiscal year ending September 30.

The CUSIP numbers for each class of Scudder Strategic Income Fund are:

Class A: 81123J-100

Class B: 81123J-209

Class C: 81123J-308

Class I: 81123J-407

Scudder Strategic Income Fund has a fiscal year ending October 31.

The CUSIP numbers for each class of Scudder U.S. Government Securities Fund are:

Class A: 81123L-105

Class B: 81123L-204

Class C: 81123L-204

Class I: 81123L-402

Scudder U. S. Government Securities Fund has a fiscal year ending October 31.

This Statement of Additional Information contains the information of each Fund. Each Fund, through its combined prospectus, offers only its own share classes, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.


The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                             RATINGS OF INVESTMENTS

Standard & Poor's Corporation Bond Ratings

AAA. Debt rated AAA had the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Bond Ratings

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Long-Term Debt Ratings

AAA. Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB. Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D. Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Fitch Short-Term Debt Ratings

F1. Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3. Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B. Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D. Default. Denotes actual or imminent payment default.

Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Ratings Services ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

Municipal Notes

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2."

                            SCUDDER HIGH YIELD SERIES

                                     PART C
                                OTHER INFORMATION

Item 23       Exhibits
-------       --------
              (a)(1)                    Amended and Restated Agreement and Declaration of Trust.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to
                                        Registrant's Registration Statement to Form N-1A filed on November
                                        30, 1995)

              (a)(2)                    Certificate of Amendment to Declaration of Trust dated May 27, 2001.
                                        (Filed herein.)

              (b)                       By-Laws.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to
                                        Registrant's Registration Statement to Form N-1A filed on November
                                        30, 1995)

              (b)(1)                    Amended By-Laws dated November 29, 2000
                                        (Incorporated by reference to Post-Effective Amendment No. 42 to Registrant's
                                        Registration Statement to Form N-1A filed on January 30, 2002.)

              (c)(1)                    Text of Share Certificate.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's
                                        Registration Statement on Form N-1A filed on November 30, 1995.)

              (c)(2)                    Written Instrument Establishing and Designating Separate Classes of
                                        Shares. ( Incorporated by reference to Post-Effective Amendment No.
                                        29 to Registrant's Registration Statement on Form N-1A filed on
                                        November 30, 1995.)

              (c)(3)                    Amended and Restated Written Instrument Establishing and
                                        Designating Separate Classes of Shares.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to
                                        Registrant's Registration Statement on Form N-1A filed on
                                        December 20, 1996.)

              (c)(4)                    Written Instrument Establishing and Designating New Series Name.
                                        (Incorporated by reference to Post-Effective Amendment No. 32 to
                                        Registrant's Registration Statement on Form N-1A filed on September
                                        23, 1997.)

              (c)(5)                    Written Instrument Establishing and Designating New Trust Name.
                                        (Incorporated by reference to Post-Effective Amendment No. 32 to
                                        Registrant's Registration Statement on Form N-1A filed on September
                                        23, 1997.)

                                Part C - Page 1

              (c)(6)                    Amended and Restated Establishment and Designation of Shares of Beneficial
                                        Interest, $.01 par Value, Institutional Class of Scudder High Yield Fund, May
                                        15, 2002.
                                        (Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's
                                        Registration Statement on Form N-1A filed on August 16, 2002.)

              (c)(7)                    Redesignation of Series, changing name from, dated October 7, 2002.
                                        (Filed herein.)

              (d)(1)                    Revised Investment Management Agreement between the Registrant, on behalf of
                                        Kemper High Yield Fund, and Scudder Kemper Investments, dated September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 37 to Registrant's
                                        Registration Statement on Form N-1A filed October 18, 1999.)

              (d)(2)                    Revised Investment Management Agreement between the Registrant, on behalf of
                                        Kemper High Yield Opportunity Fund, and Scudder Kemper Investments, dated
                                        September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed October 18, 1999.)

              (d)(3)                    Investment Management Agreement between the Registrant (on behalf of Scudder High Yield Fund) and Deutsche Investment Management
                                        Americas Inc., dated April 5, 2002.
                                        (Incorporated by reference to Post-Effective Amendment No. 43 to
                                        Registrant's Registration Statement on Form N-1A filed June 20,
                                        2002.)

              (e)(1)                    Underwriting and Distribution Services Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 36 to
                                        Registrant's Registration Statement to Form N-1A filed on
                                        December 31, 1998.)

              (e)(2)                    Underwriting and Distribution Services Agreement between the
                                        Registrant and Scudder Distributors Inc., dated April 5, 2002
                                        (Incorporated by reference to Post-Effective Amendment No. 43 to
                                        Registrant's Registration Statement to Form N-1A filed on June 20,
                                        2002.)

              (f)                       Inapplicable.

              (g)(1)                    Custodian Contract between Registrant and State Street Bank and
                                        Trust Company dated April 5, 1999.  (Incorporated by reference to
                                        Post-Effective Amendment No. 37 to Registrant's Registration
                                        Statement on Form N-1A filed October 18, 1999.)

              (g)(2)                    Amendment to Custody Contract dated January 5, 2001 between the Registrant, on behalf of Scudder High Yield Series, and State Street Bank and Trust Company
                                        (Incorporated by reference to Post-Effective Amendment No. 42 to Registrant's
                                        Registration Statement to Form N-1A filed on January 30, 2002.)

                                Part C - Page 2

              (g)(3)                    Amendment to Custody Contract dated July 2, 2001 between the
                                        Registrant on behalf of Scudder High Yield Series, and State Street
                                        Bank and Trust Company (Incorporated by reference to Post-Effective
                                        Amendment No. 42 to Registrant's Registration Statement to Form
                                        N-1A filed on January 30, 2002.)

              (h)(1)                    Agency Agreement.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to
                                        Registrant's Registration Statement to Form N-1A filed on November
                                        30, 1995)

              (h)(2)                    Supplement to Agency Agreement.
                                        (Incorporated by reference to Post-Effective Amendment No. 32 to
                                        Registrant's Registration Statement to Form N-1A filed on September
                                        23, 1997)

              (h)(2)(a)                 Amendment No. 1 to the Agency Agreement, between the Registrant and
                                        State Street Bank and Trust Company, dated July 24, 2002.
                                        (Filed herein.)

              (h)(3)                    Administrative Agreement.
                                        (Incorporated by reference to Post-Effective Amendment No. 32 to
                                        Registrant's Registration Statement to Form N-1A filed on September
                                        23, 1997)

              (h)(4)                    Fund Accounting Services Agreement between the Registrant, on behalf of Kemper High Yield Fund, and Scudder Fund Accounting
                                        Corp., dated December 31, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 35 to
                                        Registrant's Registration Statement to Form N-1A filed on April 30,
                                        1998)

              (h)(5)                    Administrative Services Agreement dated July 1, 2001 between
                                        Scudder High Yield Series and Zurich Scudder Investments, Inc.
                                        (Incorporated by reference to Post-Effective Amendment No. 42 to
                                        Registrant's Registration Statement to Form N-1A filed on
                                        January 30, 2002.)

              (h)(6)                    Amended and Restated Administrative Services Agreement between the
                                        Registrant, on behalf of Scudder High Yield Fund, dated May 15,
                                        2002.
                                        (Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's
                                        Registration Statement on Form N-1A filed on August 16, 2002.)

              (i)                       Legal opinion and consent of counsel
                                        (To be filed by amendment.)

              (j)                       Consent of Independent Auditors.
                                        (To be filed by amendment.)

              (k)                       Inapplicable.

              (l)                       Inapplicable.

                                Part C - Page 3

              (m)(1)                    Amended and Restated 12b-1 Plan between Kemper High Yield Fund
                                        (Class B shares) and Kemper Distributors, Inc., dated August 1,
                                        1998. (Incorporated by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement to Form N-1A filed on
                                        December 31, 1998.)

              (m)(1)(a)                 Amended and Restated 12b-1 Plan between Scudder High Yield Fund (Class B shares)
                                        and Scudder Distributors, dated July 1, 2001 (Incorporated by reference to
                                        Post-Effective Amendment No. 42 to Registrant's Registration Statement to Form
                                        N-1A filed on January 30, 2002.)

              (m)(2)                    Amended and Restated 12b-1 Plan between Kemper High Yield Fund
                                        (Class C shares) and Kemper Distributors, Inc., dated August 1,
                                        1998.  (Incorporated by reference to Post-Effective Amendment No.
                                        36 to Registrant's Registration Statement to Form N-1A filed on
                                        December 31, 1998.)

              (m)(2)(a)                 Amended and Restated 12b-1 Plan between Scudder High Yield Fund
                                        (Class C shares) and Scudder Distributors, Inc., dated July 1, 2001
                                        (Incorporated by reference to Post-Effective Amendment No. 42 to
                                        Registrant's Registration Statement to Form N-1A filed on
                                        January 30, 2002.)

              (m)(3)                    Rule 12b-1 Plan between Scudder High Yield Fund (Class A) and
                                        Scudder Distributors, Inc., dated July 1, 2001. (Incorporated by reference to Post-Effective Amendment No. 42 to Registrant's
                                        Registration Statement to Form N-1A filed on January 30, 2002.)

              (m)(4)                    Shareholder Services Agreement dated July 1, 2001 between Scudder
                                        High Yield Series and Zurich Scudder Investments, Inc.
                                        (Incorporated by reference to Post-Effective Amendment No. 42 to
                                        Registrant's Registration Statement to Form N-1A filed on
                                        January 30, 2002)

              (n)                       Multi-Distribution System Plan.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to Registrant's
                                        Registration Statement on Form N-1A filed on December 20, 1996.)

              (n)(1)                    Amended and Restated Multi-Distribution System Plan dated July 1, 2001
                                        (Incorporated by reference to Post-Effective Amendment No. 42 to Registrant's
                                        Registration Statement to Form N-1A filed on January 30, 2002.)

              (n)(2)                    Amended and Restated Multi-Distribution System Plan dated August
                                        19, 2002.
                                        (Incorporated by reference to Post-Effective Amendment No. 44 to
                                        Registrant's Registration Statement on Form N-1A filed on August
                                        16, 2002.)

              (n)(3)                    Amended and Restated Multi-Distribution System Plan (18f-3 Plan),
                                        dated November 20, 2002.
                                        (Filed herein.)

                                Part C - Page 4

              (p)                       Code of Ethics for Scudder Kemper Investments, Inc. and certain of its subsidiaries, including Kemper Distributors, Inc. and Scudder
                                        Investor Services, Inc., (Incorporated by reference to
                                        Post-Effective Amendment No. 41 to Registrant's Registration
                                        Statement to Form N-1A filed on December 29, 2000.)

              (p)(1)                    Code of Ethics for Kemper High Yield Series  (Incorporated by
                                        reference to Post-Effective Amendment No. 41 to Registrant's
                                        Registration Statement to Form N-1A filed on December 29, 2000.)

              (p)(2)                    Amended and Restated Code of Ethics for Zurich Scudder Investments,
                                        Inc. dated January 1, 2002 (Incorporated by reference to
                                        Post-Effective Amendment No. 42 to Registrant's Registration
                                        Statement to Form N-1A filed on January 30, 2002.)

              (p)(3)                    Scudder Funds, Code of Ethics, as of April 5, 2002.
                                        (Incorporated by reference to Post-Effective Amendment No. 44 to
                                        Registrant's Registration Statement on Form N-1A filed on August
                                        16, 2002.)

              (p)(4)                    Code of Ethics for Deutsche Asset Management - U.S., effective
                                        September 3, 2002.
                                        (Filed herein.)


Item  24          Persons Controlled by or Under Common Control with Registrant
---------         -------------------------------------------------------------

                  Inapplicable.


Item 25           Indemnification
---------         ---------------

                           Article VIII of the Registrant's Agreement and
                  Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                           Each of the trustees who is not an "interested
                  person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures


                                Part C - Page 5
                  which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                           The Registrant has purchased insurance policies
                  insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                           On April 5, 2002, Zurich Scudder Investments, Inc.
                  ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.


Item 26           Business and Other Connections of Investment Adviser
-------           ----------------------------------------------------

                  Deutsche Investment Management Americas Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

  Name                          Business and Other Connections of Board of Directors of Registrant's Advisor
  ----                          ----------------------------------------------------------------------------

Thomas F. Eggers*               Deutsche Investment Management Americas Inc., President and CEO

Deborah Flickinger**            Deutsche Investment Management Americas Inc., Director

Thomas Hughes**                 Deutsche Investment Management Americas Inc., Chairman and Director

William Shiebler**              Deutsche Investment Management Americas Inc., Director

Philipp von Girsewald***        Deutsche Investment Management Americas Inc., Director


*             345 Park Avenue, New York, NY
**            280 Park Avenue, New York, NY
***           Taunusanlage 12, Frankfurt, Germany

Item 27           Principal Underwriters
-------           ----------------------

                  (a)

                                Part C - Page 6

                  Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

Scudder Distributors, Inc.    Positions and Offices with                  Positions and
Name and Principal            Scudder Distributors, Inc.                  Offices with Registrant
Business Address              --------------------------                  -----------------------
----------------

Thomas F. Eggers              Chairman and Director                       None
345 Park Avenue
New York, NY 10154

Thomas V. Bruns               President and Director                      None
222 South Riverside Plaza
Chicago, IL  60606

William F. Glavin             Vice President and Director                 Trustee and President
Two International Place
Boston, MA  02110-4103

James J. McGovern             Chief Financial Officer and Treasurer       None
345 Park Avenue
New York, NY  10054

Caroline Pearson              Secretary                                   Assistant Secretary
Two International Place
Boston, MA  02110-4103

Linda J. Wondrack             Vice President and Chief                    None
Two International Place       Compliance Officer
Boston, MA  02110-4103

Susan K. Crawshaw             Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Scott B. David                Vice President                              None
Two International Place
Boston, MA  02110-4103

Robert Froelich               Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Michael L. Gallagher          Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

                                Part C - Page 7

Scudder Distributors, Inc.    Positions and Offices with                  Positions and
Name and Principal            Scudder Distributors, Inc.                  Offices with Registrant
Business Address              --------------------------                  -----------------------
----------------

M. Patrick Donovan            Vice President                              None
Two International Place
Boston, MA  02110-4103

Michael E. Harrington         Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Dean Jackson                  Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Terrance S. McBride           Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

C. Perry Moore                Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Johnston A. Norris            Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Todd N. Gierke                Assistant Treasurer                         None
222 South Riverside Plaza
Chicago, IL  60606

James E. Keating              Assistant Treasurer                         None
345 Park Avenue
New York, NY  10054

Philip J. Collora             Assistant Secretary                         Vice President and Assistant Secretary
222 South Riverside Plaza
Chicago, IL  60606

Diane E. Ratekin              Assistant Secretary                         None
222 South Riverside Plaza
Chicago, IL  60606


                  (c)      Not applicable


Item 28           Location of Accounts and Records
---------         --------------------------------

         Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, IL 60606 . Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North


                                Part C - Page 8

Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005.


Item 29           Management Services
---------         -------------------

                  Not applicable.


Item 30           Undertakings
---------         ------------

                  Not applicable.



                                Part C - Page 9

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 26th day of November 2002.

                                                    SCUDDER HIGH YIELD SERIES


                                                    By  /s/John Millette
                                                        ----------------
                                                        John Millette, Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 26, 2002 on behalf of the following persons in the capacities indicated.

   SIGNATURE                                   TITLE                                   DATE
   ---------                                   -----                                   ----

   /s/John W. Ballantine
   --------------------------------------
   John W. Ballantine*                         Trustee                                 November 26, 2002

   /s/Lewis A. Burnham
   --------------------------------------
   Lewis A. Burnham*                           Trustee                                 November 26, 2002

   /s/Paul K. Freeman
   --------------------------------------
   Paul K. Freeman*                            Trustee                                 November 26, 2002

   /s/Richard T. Hale
   --------------------------------------
   Richard T. Hale*                            Trustee, Chairman                       November 26, 2002

   /s/Donald L. Dunaway
   --------------------------------------
   Donald L. Dunaway*                          Trustee                                 November 26, 2002

   /s/James R. Edgar
   --------------------------------------
   James R. Edgar*                             Trustee                                 November 26, 2002

   /s/ William F. Glavin, Jr.
   --------------------------------------
   William F. Glavin, Jr. *                    Trustee, President                      November 26, 2002

   /s/Robert B. Hoffman
   --------------------------------------
   Robert B. Hoffman*                          Trustee                                 November 26, 2002

   /s/Shirley D. Peterson
   --------------------------------------
   Shirley D. Peterson*                        Trustee                                 November 26, 2002

   /s/Fred B. Renwick
   --------------------------------------
   Fred B. Renwick*                            Trustee                                 November 26, 2002

   /s/John G. Weithers
   --------------------------------------
   John G. Weithers*                           Trustee                                 November 26, 2002

   /s/William P. Sommers                       Trustee                                 November 26, 2002
   --------------------------------------
   William P. Sommers*

   /s/ Charles A. Rizzo
   --------------------------------------                                              November 26, 2002
   Charles A. Rizzo                            Treasurer (Principal Financial
                                               and Accounting Officer)


*By:     /s/John Millette
         ----------------
         John Millette**

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 42, filed on January 28, 2002, and No. 44, filed on August 16, 2002.

                                                               File No. 2-60330
                                                              File No. 811-2786

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 45
                                                      --
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 45
                                              --

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                            SCUDDER HIGH YIELD SERIES

                            SCUDDER HIGH YIELD SERIES

                                  EXHIBIT INDEX

                                     (a)(2)
                                     (c)(7)
                                    (h)(2)(a)
                                     (n)(3)
                                     (p)(3)
                                     (p)(4)




                                       2